(2_FIDELITY_LOGOS)FIDELITY
INSTITUTIONAL
MONEY MARKET
FUNDS
SEMIANNUAL REPORT
SEPTEMBER 30, 1998
(FIDELIY_LOGO_GRAPHIC) Fidelity Investments (Registered Trademark)
CONTENTS


FIDELITY INSTITUTIONAL MONEY MARKET FUNDS

SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 TREASURY ONLY PORTFOLIO                         3

 TREASURY PORTFOLIO                              7

 GOVERNMENT PORTFOLIO                            11

 DOMESTIC PORTFOLIO                              15

 RATED MONEY MARKET PORTFOLIO                    21

 MONEY MARKET PORTFOLIO                          26

 TAX-EXEMPT PORTFOLIO                            34

NOTES TO FINANCIAL STATEMENTS                    49



FUND GOALS:
TREASURY ONLY PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT PORTFOLIO, DOMESTIC PORTFOLIO, RATED MONEY MARKET PORTFOLIO, AND MONEY MARKET PORTFOLIO SEEK TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY WITHIN THE LIMITATIONS PRESCRIBED FOR THE FUND.
TAX-EXEMPT PORTFOLIO SEEKS AS HIGH A LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH A PORTFOLIO OF HIGH-QUALITY, SHORT-TERM MUNICIPAL OBLIGATIONS SELECTED ON THE BASIS OF LIQUIDITY AND STABILITY OF PRINCIPAL.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL MAINTAIN A STABLE
$1.00 SHARE PRICE.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES
ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ THE PROSPECTUS CAREFULLY BEFORE
YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001
TREASURY ONLY PORTFOLIO

INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



U.S. TREASURY OBLIGATIONS - 100.0%

DUE DATE                                             ANNUALIZED YIELD AT   PRINCIPAL          VALUE
                                                     TIME OF PURCHASE      AMOUNT             (NOTE 1)

U.S. TREASURY BILLS - 19.3%

11/12/98                                              5.31%                $ 54,077,000       $ 53,750,515

11/19/98                                              5.26                  23,000,000         22,839,481

12/3/98                                               5.25                  25,000,000         24,775,781

12/3/98                                               5.26                  25,000,000         24,775,563

12/10/98                                              5.24                  24,700,000         24,454,578

12/10/98                                              5.25                  14,206,000         14,064,571

1/14/99                                               4.46                  18,000,000         17,769,131

2/18/99                                               5.12                  20,000,000         19,611,500

                                                                                               202,041,120

U.S. TREASURY NOTES - 62.4%

10/15/98                                              5.11                  69,193,000         69,240,457

10/31/98                                              5.21                  21,832,000         21,838,396

10/31/98                                              5.24                  70,000,000         69,956,674

10/31/98                                              5.25                  20,000,000         19,987,485

10/31/98                                              5.33                  10,000,000         10,002,629

11/15/98                                              4.81                  15,000,000         15,007,099

11/15/98                                              4.93                  19,000,000         19,006,570

11/15/98                                              5.28                  22,410,000         22,411,050

11/30/98                                              5.16                  20,000,000         20,010,506

11/30/98                                              5.23                  35,000,000         35,016,085

11/30/98                                              5.24                  20,000,000         20,008,230

1/15/99                                               4.92                  19,000,000         19,069,043

1/15/99                                               4.94                  27,000,000         27,097,135

1/15/99                                               4.99                  18,000,000         18,062,207

1/31/99                                               4.86                  25,000,000         24,996,306

1/31/99                                               4.91                  70,000,000         70,178,882

1/31/99                                               4.94                  18,000,000         18,044,134

1/31/99                                               5.09                  15,000,000         15,029,580

1/31/99                                               5.27                  15,000,000         15,022,205

2/15/99                                               5.13                  27,181,000         27,153,092

2/15/99                                               5.14                  12,792,000         12,778,546

2/28/99                                               4.52                  36,658,000         36,836,067

2/28/99                                               4.57                  10,000,000         10,046,565

2/28/99                                               5.03                  20,000,000         20,057,231

2/28/99                                               5.04                  18,000,000         18,051,210

                                                                                               654,907,384

U.S. TREASURY NOTES - PRINCIPAL ONLY STRIPS - 18.3%

11/15/98                                              5.12                  8,019,000          7,967,454

11/15/98                                              5.20                  15,000,000         14,902,363

11/15/98                                              5.22                  10,000,000         9,935,002

11/15/98                                              5.40                  10,000,000         9,932,105

11/15/98                                              5.41                  10,000,000         9,931,666

11/15/98                                              5.65                  10,000,000         9,935,199

11/15/98                                              5.70                  20,000,000         19,867,720

2/15/99                                               4.62                  43,000,000         42,252,510

2/15/99                                               5.30                  20,000,000         19,604,621

2/15/99                                               5.32                  20,000,000         19,603,069

2/15/99                                               5.33                  10,000,000         9,800,987

2/15/99                                               5.45                  5,000,000          4,900,542



DUE DATE                                             ANNUALIZED YIELD AT   PRINCIPAL          VALUE
                                                     TIME OF PURCHASE      AMOUNT             (NOTE 1)

2/15/99                                               5.51%                $ 5,000,000        $ 4,899,678

8/15/99                                               5.01                  9,000,000          8,618,738

                                                                                               192,151,654


TOTAL INVESTMENTS - 100%           $ 1,049,100,158

Total Cost for Income Tax Purposes    $ 1,049,100,158

INCOME TAX INFORMATION
At March 31, 1998, the fund had a capital loss carryforward of approximately $225,000 of which $50,000, $115,000 and $60,000 will expire on March 31, 2002, 2004 and 2005, respectively.
TREASURY ONLY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                     SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS

Investment in securities, at value -                $ 1,049,100,158
See accompanying schedule

Cash                                                 6,888

Interest receivable                                  10,355,116

 TOTAL ASSETS                                        1,059,462,162

LIABILITIES

Distributions payable                  $ 3,169,964

Accrued management fee                  135,770

Distribution fees payable               21,777

Other payables and                      57,778
accrued expenses

 TOTAL LIABILITIES                                   3,385,289

NET ASSETS                                          $ 1,056,076,873

Net Assets consist of:

Paid in capital                                     $ 1,056,276,902

Accumulated net realized                             (200,029)
gain (loss) on investments

NET ASSETS                                          $ 1,056,076,873

CLASS I:                                             $1.00
NET ASSET VALUE, offering price
 and redemption price per
 share ($924,728,516 (divided by)
 924,726,315 shares)

CLASS II:                                            $1.00
NET ASSET VALUE, offering price
 and redemption price per
 share ($50,764,321 (divided by)
 50,764,200 shares)

CLASS III:                                           $1.00
NET ASSET VALUE, offering price
 and redemption price per
 share ($80,584,036 (divided by)
 80,583,845 shares)


STATEMENT OF OPERATIONS
                                 SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INTEREST INCOME                                                     $ 27,782,027

EXPENSES

Management fee                                         $ 1,039,157

Transfer agent fees

 Class I                                                127,332

 Class II                                               6,063

 Class III                                              12,196

Distribution fees

 Class II                                               27,920

 Class III                                              106,221

Accounting fees and expenses                            65,261

Custodian fees and expenses                             19,149

Registration fees

 Class I                                                18,701

 Class II                                               6,697

 Class III                                              7,430

Audit                                                   24,362

Legal                                                   2,030

Miscellaneous                                           7,471

 Total expenses before reductions                       1,469,990

 Expense reductions                                     (296,660)    1,173,330

NET INTEREST INCOME                                                  26,608,697

NET REALIZED GAIN (LOSS)                                             39,059
ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 26,647,756




STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                SIX MONTHS ENDED     YEAR ENDED
                                                                                 SEPTEMBER 30, 1998   MARCH 31,
                                                                                 (UNAUDITED)          1998
Operations                                                                       $ 26,608,697         $ 62,171,816
Net interest income

 Net realized gain (loss)                                                          39,059               125,118

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   26,647,756           62,296,934

Distributions to shareholders from net interest income:

 Class I                                                                           (23,591,082)         (56,460,310)

 Class II                                                                          (936,771)            (2,554,702)

 Class III                                                                         (2,080,844)          (3,156,804)

 TOTAL DISTRIBUTIONS                                                               (26,608,697)         (62,171,816)

Share transactions - net increase (decrease) at net asset value of $1.00 per share:

 Class I                                                                           (17,866,942)         (214,223,392)

 Class II                                                                          13,915,634           (19,660,588)

 Class III                                                                         (19,884,200)         64,457,885

 TOTAL SHARE TRANSACTIONS                                                          (23,835,508)         (169,426,095)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (23,796,449)         (169,300,977)

NET ASSETS

 Beginning of period                                                               1,079,873,322        1,249,174,299

 End of period                                                                   $ 1,056,076,873      $ 1,079,873,322



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





FINANCIAL HIGHLIGHTS - CLASS I
                                       SIX MONTHS ENDED    YEARS ENDED MARCH 31,         EIGHT MONTHS  YEARS ENDED JULY 31,
                                       SEPTEMBER 30, 1998                                ENDED
                                                                                         MARCH 31,

SELECTED PER-SHARE DATA                (UNAUDITED)        1998    1997        1996       1995          1994       1993
Net asset value,
beginning of period                    $1.000             $1.000  $1.000      $1.000     $1.000        $1.000     $1.000

Income from Investment Operations

 Net interest income                    .026               .052     .050       .054       .033          .032       .031

Less Distributions

 From net interest income               (.026)             (.052)   (.050)     (.054)     (.033)        (.032)     (.031)

Net asset value, end of period         $1.000             $1.000   $1.000      $1.000     $1.000       $1.000      $1.000

TOTAL RETURN B, C                       2.60%              5.33%    5.17%       5.56%      3.38%        3.27%       3.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
(000 omitted)                          $924,729           $942,561  $1,156,667  $1,361,050 $1,266,285  $1,049,170 $1,047,791

Ratio of expenses to
average net assets                      .20% A, D          .20% D   .20% D      .20% D     .20% A, D   .20% D      .20% D

Ratio of net interest
income to average                       5.15% A            5.20%    5.05%       5.41%      5.02% A     3.22%       3.05%
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
  BEEN REDUCED DURING THE PERIODS SHOWN
  (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).






FINANCIAL HIGHLIGHTS - CLASS II
                                                                   SIX MONTHS ENDED      YEARS ENDED MARCH 31,
                                                                   SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                                            (UNAUDITED)         1998      1997      1996 F
Net asset value, beginning of period                               $ 1.000             $ 1.000   $ 1.000   $ 1.000

Income from Investment Operations

 Net interest income                                                .025                 .051      .049      .020

Less Distributions

 From net interest income                                           (.025)               (.051)    (.049)    (.020)

Net asset value, end of period                                     $ 1.000              $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                                                   2.52%                5.18%     5.01%     2.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                            $ 50,764             $ 36,847  $ 56,502  $ 102

Ratio of expenses to average net assets                             .35% A, D            .35% D    .35% D    .35% A, D

Ratio of expenses to average net assets after expense reductions    .35% A               .35%      .34% E    .35% A

Ratio of net interest income to average net assets                  5.03% A              5.05%     4.94%     5.03% A








FINANCIAL HIGHLIGHTS - CLASS III
                                                                  SIX MONTHS ENDED    YEARS ENDED MARCH 31,
                                                                  SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                                           (UNAUDITED)        1998       1997      1996 G
Net asset value, beginning of period                              $ 1.000            $ 1.000    $ 1.000   $ 1.000

Income from Investment Operations

 Net interest income                                                .024               .050       .048      .020

Less Distributions

 From net interest income                                           (.024)             (.050)     (.048)    (.020)

Net asset value, end of period                                    $ 1.000            $ 1.000    $ 1.000   $ 1.000

TOTAL RETURN B, C                                                   2.47%              5.07%      4.90%     2.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                           $ 80,584           $ 100,465  $ 36,006  $ 4,097

Ratio of expenses to average net assets                             .45% A, D          .45% D     .45% D    .45% A, D

Ratio of net interest income to average net assets                  4.90% A            4.96%      4.82%     4.89% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
  BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER
 (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO
  EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.
G FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1996.


TREASURY PORTFOLIO

INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



U.S. TREASURY OBLIGATIONS - 13.6%

DUE DATE                                             ANNUALIZED YIELD AT   PRINCIPAL                     VALUE
                                                     TIME OF PURCHASE      AMOUNT                        (NOTE 1)

U.S. TREASURY NOTES - 1.7%

11/30/98                                              5.64%                $ 40,000,000                  $ 39,963,123

11/30/98                                              5.66                  40,000,000                    39,961,671

6/30/99                                               5.42                  80,000,000                    80,284,500

                                                                                                          160,209,294

U.S. TREASURY NOTES - PRINCIPAL ONLY STRIPS - 11.9%

11/15/98                                              5.45                  41,200,000                    40,921,680

11/15/98                                              5.65                  25,000,000                    24,837,999

11/15/98                                              5.70                  25,000,000                    24,834,730

2/15/99                                               5.46                  40,000,000                    39,204,484

2/15/99                                               5.47                  80,000,000                    78,410,129

2/15/99                                               5.50                  125,000,000                   122,507,660

2/15/99                                               5.51                  80,000,000                    78,394,605

2/15/99                                               5.53                  85,000,000                    83,303,035

2/15/99                                               5.54                  50,000,000                    48,998,684

5/15/99                                               5.49                  40,000,000                    38,679,598

5/15/99                                               5.50                  208,000,000                   201,131,634

5/15/99                                               5.51                  200,000,000                   193,372,369

5/15/99                                               5.58                  40,000,000                    38,651,262

8/15/99                                               4.74                  42,000,000                    40,309,064

8/15/99                                               4.98                  25,000,000                    23,945,554

8/15/99                                               5.00                  25,000,000                    23,941,117

                                                                                                          1,101,443,604

TOTAL U.S. TREASURY OBLIGATIONS                                                                           1,261,652,898



REPURCHASE AGREEMENTS - 86.4%

                                             MATURITY
                                             AMOUNT

In a joint trading account (Notes 2 and 3)
(U.S. Treasury Obligations) dated:

9/18/98 due 12/16/98 At 5.29%                $ 506,539,028         500,000,000

9/11/98 due 12/9/98 At 5.36%                  117,537,129          116,000,000

9/10/98 due 12/9/98 At 5.37%                  202,685,000          200,000,000

9/30/98 due 10/1/98 At 5.44%                  201,227,409          201,197,000

8/14/98 due:

11/5/98 At 5.5%                               303,804,167          300,000,000

11/9/98 At 5.5%                               253,322,917          250,000,000

9/30/98 due:

10/1/98 At 5.52%                              402,403,695          402,342,000

10/1/98 At 5.54%                              6,055,932,384        6,055,000,000


TOTAL REPURCHASE AGREEMENTS                                        8,024,539,000

TOTAL INVESTMENTS - 100%                                         $ 9,286,191,898

Total Cost for Income Tax Purposes                               $ 9,286,191,898

INCOME TAX INFORMATION
At March 31, 1998, the fund had a capital loss carryforward of approximately $662,000 of which $281,000 and $381,000 will expire on March 31, 2002 and 2003, respectively. Of the loss carryforwards expiring in 2002 and 2003, $108,000 and $14,000, respectively, was acquired in the mergers and is available to offset future capital gains of the fund to the extent provided by regulations.
TREASURY PORTFOLIO
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                                          SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase agreements of $8,024,539,000) -                 $ 9,286,191,898
See accompanying schedule

Interest receivable                                                                                       9,952,035

 TOTAL ASSETS                                                                                             9,296,143,933

LIABILITIES

Share transactions in process                                                              $ 13,811,438

Distributions payable                                                                       26,316,237

Accrued management fee                                                                      1,026,336

Distribution fees payable                                                                   836,132

Other payables and                                                                          569,884
accrued expenses

 TOTAL LIABILITIES                                                                                        42,560,027

NET ASSETS                                                                                               $ 9,253,583,906

Net Assets consist of:

Paid in capital                                                                                          $ 9,253,955,818

Accumulated net realized gain (loss) on investments                                                       (371,912)

NET ASSETS                                                                                               $ 9,253,583,906

CLASS I:                                                                                                  $1.00
NET ASSET VALUE, offering price
 and redemption price per
 share ($4,646,488,486 (divided by)
 4,646,631,783 shares)

CLASS II:                                                                                                 $1.00
NET ASSET VALUE, offering price
 and redemption price per
 share ($353,833,937 (divided by)
 353,844,849 shares)

CLASS III:                                                                                                $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($4,253,261,483 (divided by)
 4,253,392,655 shares)



STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INTEREST INCOME                                                      $ 229,075,200

EXPENSES

Management fee                                         $ 8,209,882

Transfer agent fees

 Class I                                                554,049

 Class II                                               45,057

 Class III                                              431,349

Distribution fees

 Class II                                               267,881

 Class III                                              4,314,422

Accounting fees and expenses                            336,939

Non-interested trustees' compensation                   21,188

Custodian fees and expenses                             27,585

Registration fees

 Class I                                                164,014

 Class II                                               19,562

 Class III                                              124,207

Audit                                                   36,584

Legal                                                   18,107

Miscellaneous                                           9,878

 Total expenses before reductions                       14,580,704

 Expense reductions                                     (1,786,823)   12,793,881

NET INTEREST INCOME                                                   216,281,319

NET REALIZED GAIN (LOSS)                                              346,370
ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 216,627,689




STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                SIX MONTHS ENDED     YEAR ENDED
                                                                                 SEPTEMBER 30, 1998   MARCH 31,
                                                                                 (UNAUDITED)          1998
Operations                                                                       $ 216,281,319        $ 446,202,517
Net interest income

 Net realized gain (loss)                                                          346,370              198,917

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   216,627,689          446,401,434

Distributions to shareholders from net interest income:

 Class I                                                                           (118,175,465)       (258,877,331)

 Class II                                                                          (9,327,650)         (15,392,353)

 Class III                                                                         (88,778,204)        (171,932,833)

 TOTAL DISTRIBUTIONS                                                               (216,281,319)       (446,202,517)

Share transactions - net increase (decrease) at net asset value of $1.00 per share:

 Class I                                                                            147,788,523        (1,099,986,542)

 Class II                                                                           (56,570,825)        320,606,447

 Class III                                                                          1,254,157,242      (625,282,858)

 TOTAL SHARE TRANSACTIONS                                                           1,345,374,940      (1,404,662,953)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                           1,345,721,310      (1,404,464,036)

NET ASSETS

 Beginning of period                                                                7,907,862,596      9,312,326,632

 End of period                                                                    $ 9,253,583,906    $ 7,907,862,596



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.







FINANCIAL HIGHLIGHTS - CLASS I
                                            SIX MONTHS ENDED                    YEARS ENDED MARCH 31,
                                            SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                     (UNAUDITED)         1998         1997         1996      1995       1994
Net asset value, beginning of period        $1.000              $1.000       $1.000       $1.000    $1.000     $1.000

Income from Investment Operations

 Net interest income                           .027              .054         .052         .056      .047       .030

Less Distributions

 From net interest income                      (.027)            (.054)       (.052)       (.056)    (.047)     (.030)

Net asset value, end of period               $1.000             $1.000       $1.000       $1.000    $1.000      $1.000

TOTAL RETURN B, C                             2.73%              5.55%        5.30%        5.79%     4.78%       3.06%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)      $4,646,488          $4,498,484  $5,598,330  $7,134,049  $4,688,198  $4,551,918

Ratio of expenses to average net assets       .20% A, D           .20% D      .20% D      .20% D      .18% D      .18% D

Ratio of net interest income to
average net assets                            5.37% A             5.41%       5.17%       5.61%       4.71%       3.01%



A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
  BEEN REDUCED DURING THE PERIODS SHOWN
  (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).





FINANCIAL HIGHLIGHTS - CLASS II
                                                     SIX MONTHS ENDED      YEARS ENDED MARCH 31,
                                                     SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                              (UNAUDITED)         1998       1997      1996 E
Net asset value, beginning of period                 $ 1.000             $ 1.000    $ 1.000   $ 1.000

Income from Investment Operations

 Net interest income                                  .026                 .053       .050      .021

Less Distributions

 From net interest income                             (.026)               (.053)     (.050)    (.021)

Net asset value, end of period                       $ 1.000             $ 1.000    $ 1.000   $ 1.000

TOTAL RETURN B, C                                     2.65%                5.40%      5.14%     2.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)              $ 353,834           $ 410,383  $ 89,801  $ 40,470

Ratio of expenses to average net assets               .35% A, D           .35% D     .35% D    .35% A, D

Ratio of net interest income to average net assets    5.22% A             5.25%      5.01%     5.18% A





FINANCIAL HIGHLIGHTS - CLASS III
                                              SIX MONTHS ENDED                      YEARS ENDED MARCH 31,
                                              SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                       (UNAUDITED)            1998        1997        1996        1995      1994 F
Net asset value, beginning of period          $1.000                 $1.000      $1.000      $1.000      $1.000    $1.000

Income from Investment Operations

 Net interest income                           .026                   .052        .049        .054        .044      .012

Less Distributions

 From net interest income                      (.026)                 (.052)      (.049)      (.054)      (.044)    (.012)

Net asset value, end of period                $1.000                 $1.000       $1.000      $1.000      $1.000    $1.000

TOTAL RETURN B, C                              2.60%                  5.29%        5.03%       5.50%       4.45%     1.21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)       $4,253,261             $2,998,996   $3,624,195  $1,435,302  $585,571  $5,175

Ratio of expenses to average net assets        .45% A, D             .45% D       .45% D      .46% D      .50% D   .50% A, D

Ratio of net interest income to
average net assets                             5.14% A               5.17%        4.93%       5.28%       4.91%     2.69% A



A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
  REDUCED DURING THE PERIODS SHOWN
  (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES)
  TO MARCH 31, 1996.
F FOR THE PERIOD OCTOBER 22, 1993 (COMMENCEMENT OF SALE OF CLASS III SHARES)
  TO MARCH 31, 1994.


GOVERNMENT PORTFOLIO

INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



FEDERAL AGENCIES - 51.0%

DUE DATE                       ANNUALIZED YIELD AT   PRINCIPAL                     VALUE
                               TIME OF PURCHASE      AMOUNT                        (NOTE 1)

FANNIE MAE - 24.7%

Agency Coupons - 17.8%

10/1/98                         5.42% (a)            $ 68,000,000                  $ 67,989,558

10/5/98                         5.41 (a)              116,000,000                   115,938,905

10/6/98                         5.47 (a)              50,000,000                    49,967,579

10/28/98                        5.31 (a)              71,000,000                    70,950,981

10/30/98                        5.54 (a)              71,000,000                    70,953,862

11/14/98                        5.48 (a)              46,000,000                    45,976,323

11/20/98                        5.73                  41,000,000                    40,991,912

11/28/98                        5.46 (a)              70,000,000                    69,959,481

12/15/98                        5.26 (a)              48,000,000                    47,970,123

2/12/99                         5.43                  50,000,000                    49,969,997

2/19/99                         5.43                  26,000,000                    25,985,224

2/23/99                         5.45                  19,000,000                    18,991,644

2/23/99                         5.47                  23,000,000                    22,988,020

2/26/99                         5.33                  30,000,000                    29,989,401

2/26/99                         5.56                  46,000,000                    45,952,997

3/16/99                         5.52                  46,000,000                    45,975,941

3/26/99                         5.55                  25,000,000                    24,987,945

4/15/99                         5.54                  24,000,000                    23,973,344

                                                                                    869,513,237

Discount Notes - 6.9%

12/15/98                        5.41                  55,000,000                    54,389,271

12/23/98                        5.32                  99,538,000                    98,333,175

1/15/99                         5.53                  25,000,000                    24,603,972

2/22/99                         5.30                  11,000,000                    10,772,080

3/15/99                         5.31                  45,000,000                    43,933,687

6/4/99                          5.33                  34,000,000                    32,808,130

6/14/99                         5.41                  35,500,000                    34,189,813

8/4/99                          5.44                  38,941,000                    37,224,145

                                                                                    336,254,273

FEDERAL HOME LOAN BANK - 9.7%

Agency Coupons - 9.1%

10/1/98                         5.42 (a)              68,000,000                    67,989,558

10/1/98                         5.56 (a)              44,000,000                    43,996,175

10/6/98                         5.46 (a)              47,000,000                    46,978,367

11/27/98                        5.46 (a)              135,000,000                   134,923,454

12/17/98                        5.81                  45,000,000                    44,994,684

3/11/99                         5.45                  47,000,000                    47,022,324

5/19/99                         5.56                  45,000,000                    44,998,084

6/15/99                         5.58                  15,000,000                    14,997,026

                                                                                    445,899,672

Discount Notes - 0.6%

1/22/99                         5.53                  30,000,000                    29,493,383

FREDDIE MAC - 16.6%

Agency Coupons - 8.0%

10/21/98                        5.38% (a)             45,000,000                    44,977,404

10/22/98                        5.74                  15,250,000                    15,248,991

10/26/98                        5.33 (a)              100,000,000                   99,977,786

11/27/98                        5.54 (a)              50,000,000                    49,935,627

3/12/99                         5.52                  35,000,000                    35,001,553



DUE DATE                       ANNUALIZED YIELD AT   PRINCIPAL                     VALUE
                               TIME OF PURCHASE      AMOUNT                        (NOTE 1)

4/29/99                         5.62                 $ 50,000,000                  $ 49,959,438

8/13/99                         5.52                  93,000,000                    92,956,554

                                                                                    388,057,353

Discount Notes - 8.6%

12/3/98                         5.41                  50,222,000                    49,752,675

12/4/98                         5.41                  100,000,000                   99,050,667

12/7/98                         5.50                  64,750,000                    64,102,275

12/9/98                         5.50                  30,000,000                    29,690,937

1/28/99                         5.13                  41,962,000                    41,262,913

2/23/99                         5.30                  50,000,000                    48,955,799

2/25/99                         5.08                  90,000,000                    88,169,850

                                                                                    420,985,116

TOTAL FEDERAL AGENCIES                                                            2,490,203,034



REPURCHASE AGREEMENTS - 49.0%

                                              MATURITY
                                              AMOUNT

In a joint trading account (Notes 2 and 3):
(U.S. Government Obligations) dated:

9/2/98 due 2/10/99 At 5.48%                   $ 48,151,866          47,000,000

9/3/98 due 12/2/98 At 5.5%                     95,292,500           94,000,000

9/3/98 due 11/9/98 At 5.52%                    69,708,860           69,000,000

9/17/98 due 10/20/98 At 5.53%                  90,456,225           90,000,000

9/18/98 due 10/23/98 At 5.53%                  90,483,875           90,000,000

9/2/98 due 10/6/98 At 5.55%                    47,246,358           47,000,000

8/20/98 due 10/19/98 At 5.56%                  93,861,800           93,000,000

8/27/98 due 10/27/98 At 5.56%                  100,942,111          100,000,000

8/10/98 due 11/9/98 At 5.56%                   152,108,167          150,000,000

8/11/98 due 2/8/99 At 5.57%                    102,800,472          100,000,000

7/31/98 due 10/13/98 At 5.58%                  47,539,090           47,000,000

8/3/98 due 1/13/99 At 5.6%                     66,648,111           65,000,000

9/30/98 due 10/1/98 At 5.75%                   1,363,384,853        1,363,167,000

 (U.S. Treasury  Obligations) dated:

9/30/98 due 10/1/98 At 5.52%                   37,808,797           37,803,000

9/30/98 due 10/1/98 At 5.54%                   2,833,436            2,833,000


TOTAL REPURCHASE AGREEMENTS                                         2,395,803,000

TOTAL INVESTMENTS - 100%                                          $ 4,886,006,034

Total Cost for Income Tax Purposes                                $ 4,886,006,034

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
INCOME TAX INFORMATION
At March 31, 1998, the fund had a capital loss carryforward of approximately $997,000 of which $240,000, $746,000 and $11,000 will expire on March 31, 2002, 2003 and 2004, respectively. Of the loss carryforwards expiring in 2002 and 2003, $16,000 and $1,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.
GOVERNMENT PORTFOLIO
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                                          SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase agreements of $2,395,803,000) -                 $ 4,886,006,034
See accompanying schedule

Interest receivable                                                                                       16,954,574

 TOTAL ASSETS                                                                                             4,902,960,608

LIABILITIES

Payable to custodian bank                                                                  $ 13

Payable for investments purchased                                                           129,432,763

Share transactions in process                                                               198,329

Distributions payable                                                                       9,783,562

Accrued management fee                                                                      448,046

Distribution fees payable                                                                   143,509

Other payables and                                                                          226,360
accrued expenses

 TOTAL LIABILITIES                                                                                        140,232,582

NET ASSETS                                                                                               $ 4,762,728,026

Net Assets consist of:

Paid in capital                                                                                          $ 4,763,699,397

Accumulated net realized gain (loss) on investments                                                       (971,371)

NET ASSETS                                                                                               $ 4,762,728,026

CLASS I:                                                                                                  $1.00
NET ASSET VALUE, offering price
 and redemption price per
 share ($3,987,355,903 (divided by)
 3,987,637,561 shares)

CLASS II:                                                                                                 $1.00
NET ASSET VALUE, offering price
 and redemption price per
 share ($180,983,665 (divided by)
 181,132,103 shares)

CLASS III:                                                                                                $1.00
NET ASSET VALUE, offering price
 and redemption price per
 share ($594,388,458 (divided by)
 594,348,728 shares)



STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INTEREST INCOME                                                      $ 129,839,043

EXPENSES

Management fee                                         $ 4,616,226

Transfer agent fees

 Class I                                                452,652

 Class II                                               29,383

 Class III                                              104,461

Distribution fees

 Class II                                               136,351

 Class III                                              768,272

Accounting fees and expenses                            200,753

Custodian fees and expenses                             35,692

Registration fees

 Class I                                                302,022

 Class II                                               31,705

 Class III                                              53,618

Audit                                                   24,162

Legal                                                   13,444

Miscellaneous                                           4,659

 Total expenses before reductions                       6,773,400

 Expense reductions                                     (1,252,210)   5,521,190

NET INTEREST INCOME                                                   124,317,853

NET REALIZED GAIN (LOSS)                                              25,843
ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 124,343,696




STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                    SIX MONTHS ENDED     YEAR ENDED
                                                                                     SEPTEMBER 30, 1998   MARCH 31,
                                                                                     (UNAUDITED)          1998
Operations                                                                           $ 124,317,853        $ 228,606,624
Net interest income

 Net realized gain (loss)                                                             25,843                68,926

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      124,343,696           228,675,550

Distributions to shareholders from net interest income:

 Class I                                                                              (103,705,475)        (186,389,108)

 Class II                                                                             (4,810,449)          (6,159,594)

 Class III                                                                            (15,801,929)         (36,057,922)

 TOTAL DISTRIBUTIONS                                                                  (124,317,853)        (228,606,624)

Share transactions - net increase (decrease) at net asset value of $1.00 per share:

 Class I                                                                              458,933,922          717,605,707

 Class II                                                                             29,166,298           43,315,253

 Class III                                                                            (80,297,725)         15,593,566

 TOTAL SHARE TRANSACTIONS                                                             407,802,495          776,514,526

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                             407,828,338          776,583,452

NET ASSETS

 Beginning of period                                                                  4,354,899,688        3,578,316,236

 End of period                                                                       $ 4,762,728,026     $ 4,354,899,688



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.








FINANCIAL HIGHLIGHTS - CLASS I
                                          SIX MONTHS ENDED                        YEARS ENDED MARCH 31,
                                          SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                   (UNAUDITED)         1998         1997         1996         1995         1994
Net asset value, beginning of period      $1.000              $1.000       $1.000       $1.000       $1.000       $1.000

Income from Investment Operations

 Net interest income                        .027               .055         .052         .057         .048         .031

Less Distributions

 From net interest income                   (.027)             (.055)       (.052)       (.057)       (.048)       (.031)

Net asset value, end of period             $1.000             $1.000       $1.000       $1.000       $1.000       $1.000

TOTAL RETURN B, C                           2.75%              5.60%        5.37%        5.84%        4.86%        3.13%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $3,987,356         $3,528,366   $2,810,717   $3,064,136   $3,321,066   $3,764,544

Ratio of expenses to average net assets     .20% A, D          .20% D       .20% D       .20% D       .18% D       .18% D

Ratio of net interest income to
average net assets                          5.43% A            5.47%        5.25%        5.69%        4.77%        3.07%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
  BEEN REDUCED DURING THE PERIODS SHOWN
  (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).






FINANCIAL HIGHLIGHTS - CLASS II
                                                     SIX MONTHS ENDED        YEARS ENDED MARCH 31,
                                                     SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                              (UNAUDITED)         1998       1997       1996 E
Net asset value, beginning of period                 $ 1.000             $ 1.000    $ 1.000    $ 1.000

Income from Investment Operations

 Net interest income                                  .026                  .053       .051       .21

Less Distributions

 From net interest income                             (.026)                (.053)     (.051)     (.021)

Net asset value, end of period                       $ 1.000             $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                                     2.67%                5.45%      5.22%      2.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)              $ 180,984           $ 151,951  $ 108,636  $ 102

Ratio of expenses to average net assets               .35% A, D            .35% D     .35% D     .35% A, D

Ratio of net interest income to average net assets    5.29% A              5.32%      5.10%      5.33% A





FINANCIAL HIGHLIGHTS - CLASS III
                                                    SIX MONTHS ENDED             YEARS ENDED MARCH 31,
                                                    SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                             (UNAUDITED)         1998       1997       1996       1995 F
Net asset value, beginning of period                 $ 1.000            $ 1.000    $ 1.000    $ 1.000    $ 1.000

Income from Investment Operations

 Net interest income                                  .026                .052       .050       .054       .045

Less Distributions

 From net interest income                             (.026)              (.052)     (.050)     (.054)     (.045)

Net asset value, end of period                       $ 1.000            $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                                     2.62%               5.34%      5.11%      5.58%      4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)              $ 594,388          $ 674,582  $ 658,964  $ 194,489  $ 40,516

Ratio of expenses to average net assets               .45% A, D          .45% D     .45% D     .45% D     .43% A, D

Ratio of net interest income to average net assets    5.14% A            5.21%      5.00%      5.30%      5.13% A





A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
  BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER
  (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.
F FOR THE PERIOD APRIL 4, 1994 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1995.


DOMESTIC PORTFOLIO

INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



CERTIFICATES OF DEPOSIT - 10.2%

DUE DATE                                              ANNUALIZED YIELD AT   PRINCIPAL                  VALUE
                                                      TIME OF PURCHASE      AMOUNT                     (NOTE 1)

DOMESTIC CERTIFICATES OF DEPOSIT - 10.2%

Bank of America National Trust & Savings Association

3/24/99                                                5.34%                $ 5,000,000                $ 5,000,000

BankBoston NA

10/5/98                                                5.63                  25,000,000                 25,000,000

Chase Manhattan Bank

5/10/99                                                5.75                  5,000,000                  4,998,988

Chase Manhattan Bank (USA)

3/2/99                                                 5.50                  15,000,000                 15,000,000

First National Bank of Chicago

3/3/99                                                 5.70                  15,000,000                 14,996,987

Mellon Bank NA, Pittsburgh

11/30/98                                               5.63                  25,000,000                 25,000,000

12/10/98                                               5.50                  15,000,000                 15,000,000

6/3/99                                                 5.75                  15,000,000                 15,000,000

NationsBank NA

2/10/99                                                5.60                  10,000,000                 9,998,265

TOTAL CERTIFICATES OF DEPOSIT                                                                         129,994,240



COMMERCIAL PAPER - 47.9%



Associates Corp. of North America

10/19/98                                                5.59                  10,000,000                 9,972,450

10/20/98                                                5.54                  5,000,000                  4,985,460

10/20/98                                                5.59                  10,000,000                 9,970,919

2/17/99                                                 5.59                  25,000,000                 24,474,889

CIESCO L.P.

10/27/98                                                5.32                  11,000,000                 10,957,894

CIT Group, Inc.

10/13/98                                                5.62                  15,000,000                 14,972,400

12/7/98                                                 5.59                  15,000,000                 14,846,458

12/24/98                                                5.55                  25,000,000                 24,682,083

Citibank Credit Card Master Trust I (Dakota Certificate Program)

10/5/98                                                 5.58                  5,000,000                  4,996,917

10/28/98                                                5.58                  5,000,000                  4,979,300

12/9/98                                                 5.50                  5,000,000                  4,947,963

CoreStates Capital Corp.

10/15/98                                                5.54 (b)              10,000,000                 10,000,000

Delaware Funding Corp.

10/19/98                                                5.56                  24,522,000                 24,454,197

du Pont (E.I.) de Nemours & Co.

11/19/98                                                5.53                  50,000,000                 49,628,417

Enterprise Funding Corp.

10/20/98                                                5.58                  6,513,000                  6,494,025

10/21/98                                                5.58                  10,000,000                 9,969,222

Fleet Funding Corp.

10/21/98                                                5.58                  12,877,000                 12,837,439

10/28/98                                                5.54                  5,000,000                  4,979,375



DUE DATE                                                ANNUALIZED YIELD AT   PRINCIPAL                  VALUE
                                                        TIME OF PURCHASE      AMOUNT                     (NOTE 1)

Ford Motor Credit Co.

10/20/98                                                5.53%               $ 5,000,000                $ 4,985,486

12/3/98                                                 5.52                  25,000,000                 24,762,000

2/1/99                                                  5.61                  5,000,000                  4,906,725

General Electric Capital Corp.

12/17/98                                                5.49                  3,000,000                  2,965,286

2/1/99                                                  5.62                  5,000,000                  4,906,554

General Electric Capital Services, Inc.

11/3/98                                                 5.59                  10,000,000                 9,949,400

11/23/98                                                5.58                  25,000,000                 24,797,569

General Motors Acceptance Corp.

10/29/98                                                5.61                  10,000,000                 9,957,067

11/6/98                                                 5.44                  25,000,000                 24,865,000

11/12/98                                                5.62                  10,000,000                 9,935,600

1/26/99                                                 5.67                  10,000,000                 9,821,250

Goldman Sachs Group L.P. (The)

10/14/98                                                5.56                  20,000,000                 19,959,989

JC Penney Funding Corp.

11/30/98                                                5.51                  5,000,000                  4,954,583

Kitty Hawk Funding Corp.

10/23/98                                                5.57                  9,420,000                  9,388,166

Merrill Lynch & Co., Inc.

10/14/98                                                5.65                  20,000,000                 19,960,133

11/30/98                                                5.66                  20,000,000                 19,816,667

Monsanto Co.

2/11/99                                                 5.42                  9,000,000                  8,823,775

3/10/99                                                 5.39                  10,000,000                 9,766,667

Morgan (JP) & Co., Inc.

2/22/99                                                 5.37                  27,000,000                 26,433,000

Morgan Stanley, Dean Witter, Discover & Co.

10/15/98                                                5.54 (b)              10,000,000                 10,000,000

10/21/98                                                5.57                  10,000,000                 9,969,278

10/27/98                                                5.56                  20,000,000                 19,920,122

National Rural Utility Coop. Finance Corp.

12/11/98                                                5.22                  15,000,000                 14,847,054

New Center Asset Trust

10/26/98                                                5.56                  10,000,000                 9,961,597

Principal Mutual Life Insurance Co.

10/23/98                                                5.54                  25,000,000                 24,915,819

Salomon Smith Barney

12/3/98                                                 5.52                  5,000,000                  4,952,313

Southern Co. Group

11/24/98                                                5.52                  5,000,000                  4,958,975

Three Rivers Funding Corp.

10/14/98                                                5.59                  11,274,000                 11,251,324

TOTAL COMMERCIAL PAPER                                                                                  609,880,807



FEDERAL AGENCIES - 2.0%

DUE DATE                       ANNUALIZED YIELD AT   PRINCIPAL          VALUE
                               TIME OF PURCHASE      AMOUNT             (NOTE 1)

FEDERAL HOME LOAN BANK - 2.0%

Agency Coupons - 2.0%

3/11/99                         5.45%                $ 25,000,000       $ 25,011,874



BANK NOTES - 21.8%



BankBoston NA

10/5/98                                       5.60       25,000,000                 25,000,000

CoreStates Bank NA, Philadelphia

10/5/98                                       5.57 (b)   20,000,000                 20,000,000

10/14/98                                      5.59 (b)   10,000,000                 10,000,000

First National Bank of Chicago

2/16/99                                       5.70       18,000,000                 17,987,558

First Union National Bank of North Carolina

10/1/98                                       5.65 (b)   12,000,000                 11,999,271

11/4/98                                       5.60       5,000,000                  5,000,000

Harris Trust & Savings Bank

12/4/98                                       5.37       50,000,000                 50,003,899

Key Bank NA

10/1/98                                       5.62 (b)   7,000,000                  6,998,853

LaSalle National Bank, Chicago

10/14/98                                      5.60       15,000,000                 15,000,000

10/19/98                                      5.62       10,000,000                 10,000,000

12/2/98                                       5.21       10,000,000                 10,000,000

12/16/98                                      5.42       15,000,000                 15,000,000

National City Bank, Kentucky

10/5/98                                       5.52 (b)   10,000,000                 9,997,959

NationsBank NA

10/19/98                                      5.54       20,000,000                 20,000,000

12/22/98                                      5.54       15,000,000                 15,008,548

3/17/99                                       5.30       15,000,000                 15,000,000

PNC Bank NA, Pittsburgh

10/19/98                                      5.58 (b)   15,000,000                 14,997,398

Wachovia Bank NA

11/13/98                                      5.49       5,000,000                  4,997,960

TOTAL BANK NOTES                                                                  276,991,446



MASTER NOTES - 6.1%



Goldman Sachs Group L.P. (The)

11/4/98                          5.69 (b)      7,000,000                 7,000,000

12/8/98                          5.56 (b)(c)   40,000,000                40,000,000

J.P. Morgan Securities, Inc.

10/2/98                          5.62 (b)      26,000,000                26,000,000

SunTrust Banks, Inc.

10/1/98                          5.33 (b)      5,000,000                 5,000,000

TOTAL MASTER NOTES                                                      78,000,000



MEDIUM-TERM NOTES - 2.7%

DUE DATE                                     ANNUALIZED YIELD AT   PRINCIPAL                 VALUE
                                             TIME OF PURCHASE      AMOUNT                    (NOTE 1)

Merrill Lynch & Co., Inc.

10/1/98                                       5.56% (b)            $ 5,000,000               $ 4,999,995

Morgan Guaranty Trust Co., NY

10/27/98                                      5.54 (b)              5,000,000                 4,997,600

Morgan Stanley, Dean Witter, Discover & Co.

10/1/98                                       5.75 (b)              15,000,000                15,000,000

Norwest Corp.

10/22/98                                      5.71 (b)              9,000,000                 9,000,000

TOTAL MEDIUM-TERM NOTES                                                                      33,997,595



SHORT-TERM NOTES - 6.1%



Capital One Funding Corp. (1995-D)

10/7/98                                     5.61 (b)      2,792,000                 2,792,000

Capital One Funding Corp. (1996-G)

10/7/98                                     5.61 (b)      3,971,000                 3,971,000

Capital One Funding Corp. (1997-D)

10/7/98                                     5.61 (b)      3,600,000                 3,600,000

Capital One Funding Corp. (1997-G)

10/7/98                                     5.61 (b)      7,900,000                 7,900,000

New York Life Insurance Co.

10/1/98                                     5.68 (b)      15,000,000                15,000,000

Pacific Life Insurance Co.

12/9/98                                     5.63 (a)(b)   3,000,000                 3,000,000

Peoples Security Life Insurance Co.

10/1/98                                     5.73 (b)(c)   5,000,000                 5,000,000

SMM Trust (1997-P)

10/16/98                                    5.58 (a)(b)   2,000,000                 2,000,000

SMM Trust (1997-X)

10/13/98                                    5.63 (a)(b)   7,000,000                 7,000,000

Strategic Money Market Trust (1997-A)

12/16/98                                    5.50 (a)(b)   15,000,000                15,000,000

Strategic Money Market Trust (1998-B)

10/5/98                                     5.63 (a)(b)   9,000,000                 9,000,000

Transamerica Life Insurance & Annuity Co.

10/7/98                                     5.52 (b)      3,000,000                 3,000,000

TOTAL SHORT-TERM NOTES                                                             77,263,000


REPURCHASE AGREEMENTS - 3.2%

                                                       MATURITY
                                                       AMOUNT

In a joint trading account                             $ 41,374,343                41,368,000
(U.S. Treasury Obligations)
dated 9/30/98 due 10/1/98
 At 5.52%

TOTAL INVESTMENTS - 100%                                                      $ 1,272,506,962

Total Cost for Income Tax Purposes                                            $ 1,272,506,962


LEGEND
(a) Security exempt from registration under Rule 144A of the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At the period end, the value of these securities amounted to
$36,000,000 or 2.8% of net assets.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial
Statements).
SECURITY                                           ACQUISITION  ACQUISITION
                                                   DATE         COST

Goldman Sachs Group L.P. (The) 5.56% 12/8/98       3/10/98      $ 40,000,000

Peoples Security Life Insurance Co. 5.73% 10/1/98  9/17/98      $ 5,000,000

OTHER INFORMATION
At the end of the period, restricted securities (excluding 144A issues) amounted to $45,000,000 or 3.5% of net assets (see Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At March 31, 1998, the fund had a capital loss carryforward of approximately $126,000 of which $44,000, $49,000, $32,000 and $1,000 will expire on March 31, 2001, 2003, 2005 and 2006, respectively. DOMESTIC PORTFOLIO
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                                     SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase agreements of $41,368,000) -               $ 1,272,506,962
See accompanying schedule

Interest receivable                                                                                  7,772,284

 TOTAL ASSETS                                                                                        1,280,279,246

LIABILITIES

Payable to custodian bank                                                               $ 217,959

Distributions payable                                                                    1,960,114

Accrued management fee                                                                   162,927

Distribution fees payable                                                                27,975

Other payables and accrued expenses                                                      64,347

 TOTAL LIABILITIES                                                                                   2,433,322

NET ASSETS                                                                                          $ 1,277,845,924

Net Assets consist of:

Paid in capital                                                                                     $ 1,277,940,382

Accumulated net realized gain (loss) on investments                                                  (94,458)

NET ASSETS                                                                                          $ 1,277,845,924

CLASS I:                                                                                             $1.00
NET ASSET VALUE, offering price
 and redemption price per
 share ($1,125,705,732 (divided by)
 1,125,775,175 shares)

CLASS II:                                                                                            $1.00
NET ASSET VALUE, offering price
 and redemption price per
 share ($46,461,834 (divided by)
 46,464,700 shares)

CLASS III:                                                                                           $1.00
NET ASSET VALUE, offering price
 and redemption price per
 share ($105,678,358 (divided by)
 105,684,877 shares)



STATEMENT OF OPERATIONS
                                 SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INTEREST INCOME                                                     $ 34,980,021

EXPENSES

Management fee                                         $ 1,242,387

Transfer agent fees

 Class I                                                117,498

 Class II                                               6,489

 Class III                                              15,524

Distribution fees

 Class II                                               26,857

 Class III                                              119,423

Accounting fees and expenses                            72,972

Custodian fees and expenses                             15,592

Registration fees

 Class I                                                25,431

 Class II                                               7,898

 Class III                                              11,629

Audit                                                   16,107

Legal                                                   3,714

Miscellaneous                                           5,704

 Total expenses before reductions                       1,687,225

 Expense reductions                                     (298,538)    1,388,687

NET INTEREST INCOME                                                  33,591,334

NET REALIZED GAIN (LOSS)                                             34,682
ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 33,626,016




STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                    SIX MONTHS ENDED     YEAR ENDED
                                                                                     SEPTEMBER 30, 1998   MARCH 31,
                                                                                     (UNAUDITED)          1998
Operations                                                                           $ 33,591,334         $ 68,146,835
Net interest income

 Net realized gain (loss)                                                             34,682                (4,895)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      33,626,016            68,141,940

Distributions to shareholders from net interest income:

  Class I                                                                             (30,141,422)          (63,098,581)

  Class II                                                                            (959,728)             (579,325)

  Class III                                                                           (2,490,184)           (4,468,929)

 TOTAL DISTRIBUTIONS                                                                  (33,591,334)          (68,146,835)

Share transactions - net increase (decrease) at net asset value of $1.00 per share:

 Class I                                                                              (45,161,907)          251,287,735

 Class II                                                                             12,006,473            30,222,382

 Class III                                                                            32,380,719            (48,417,851)

 TOTAL SHARE TRANSACTIONS                                                             (774,715)             233,092,266

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (740,033)             233,087,371

NET ASSETS

 Beginning of period                                                                  1,278,585,957         1,045,498,586

 End of period                                                                       $ 1,277,845,924      $ 1,278,585,957



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





FINANCIAL HIGHLIGHTS - CLASS I
                                               SIX MONTHS ENDED                     YEARS ENDED MARCH 31,
                                               SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                        (UNAUDITED)         1998         1997       1996         1995       1994
Net asset value, beginning of period           $1.000              $1.000       $1.000     $1.000       $1.000     $1.000

Income from Investment Operations

Net interest income                              .027               .055         .053       .057         .049       .031

Less Distributions

 From net interest income                        (.027)             (.055)       (.053)     (.057)       (.049)     (.031)

Net asset value, end of period                  $1.000             $1.000       $1.000     $1.000       $1.000     $1.000

TOTAL RETURN B, C                                2.77%              5.64%        5.40%      5.85%        4.97%      3.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)         $1,125,706         $1,170,833   $919,554   $1,117,917   $771,937   $656,976

Ratio of expenses to average net assets          .20% A, D          .20% D       .20% D     .20% D       .18% D     .18% D

Ratio of net interest income to
average net assets                               5.43% A            5.50%        5.26%      5.66%        4.94%      3.09%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
  BEEN REDUCED DURING THE PERIODS SHOWN
  (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).





FINANCIAL HIGHLIGHTS - CLASS II
                                                     SIX MONTHS ENDED       YEARS ENDED MARCH 31,
                                                     SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                              (UNAUDITED)         1998      1997     1996 E
Net asset value, beginning of period                 $ 1.000             $ 1.000   $ 1.000  $ 1.000

Income from Investment Operations

 Net interest income                                  .027                 .054      .051     .021

Less Distributions

 From net interest income                             (.027)               (.054)    (.051)   (.021)

Net asset value, end of period                       $ 1.000             $ 1.000   $ 1.000  $ 1.000

TOTAL RETURN B, C                                     2.69%                5.49%     5.24%    2.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)              $ 46,462            $ 34,455  $ 4,235  $ 2,105

Ratio of expenses to average net assets               .35% A, D            .35% D    .35% D   .35% A, D

Ratio of net interest income to average net assets    5.36% A              5.36%     5.10%    5.20% A





FINANCIAL HIGHLIGHTS - CLASS III
                                                     SIX MONTHS ENDED            YEARS ENDED MARCH 31,
                                                     SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                              (UNAUDITED)         1998      1997       1996      1995 F
Net asset value, beginning of period                 $ 1.000             $ 1.000   $ 1.000    $ 1.000   $ 1.000

Income from Investment Operations

 Net interest income                                  .026                 .053      .050       .054      .035

Less Distributions

 From net interest income                             (.026)               (.053)    (.050)     (.054)    (.035)

Net asset value, end of period                       $ 1.000            $ 1.000   $ 1.000    $ 1.000   $ 1.000

TOTAL RETURN B, C                                     2.64%               5.38%     5.13%      5.56%     3.51%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)              $ 105,678          $ 73,298  $ 121,709  $ 47,396  $ 26,545

Ratio of expenses to average net assets               .45% A, D           .45% D    .45% D     .47% D    .50% A, D

Ratio of net interest income to average net assets    5.21% A             5.26%     5.02%      5.40%     5.14% A





A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
  BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER
  (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.
F FOR THE PERIOD JULLY 19, 1994 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1995.


RATED MONEY MARKET PORTFOLIO

INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



CERTIFICATES OF DEPOSIT - 21.0%

DUE DATE                                               ANNUALIZED YIELD AT   PRINCIPAL                  VALUE
                                                       TIME OF PURCHASE      AMOUNT                     (NOTE 1)

CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.9%

ABN-AMRO Bank NV

2/2/99                                                  5.54%                $ 5,000,000                $ 4,999,334

DOMESTIC CERTIFICATES OF DEPOSIT - 1.8%

Bank of America National Trust & Savings Association

3/24/99                                                 5.34                  10,000,000                 10,000,000

LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 6.7%

Abbey National Treasury Services PLC

10/6/98                                                 5.61                  5,000,000                  5,000,000

12/3/98                                                 5.50                  20,000,000                 20,000,000

12/10/98                                                5.50                  4,000,000                  4,000,077

Barclays Bank PLC

10/5/98                                                 5.63                  4,000,000                  4,000,009

Halifax PLC

10/23/98                                                5.58                  5,000,000                  5,000,000

                                                                                                         38,000,086

NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 11.6%

Bank of Nova Scotia

2/25/99                                                 5.76                  10,000,000                 9,990,109

5/28/99                                                 5.75                  5,000,000                  4,999,386

Canadian Imperial Bank of Commerce

11/4/98                                                 5.55                  5,000,000                  5,000,000

12/1/98                                                 5.54                  5,000,000                  5,000,000

Dresdner Bank AG

10/19/98                                                5.52                  10,000,000                 10,000,000

Norddeutsche Landesbank Girozentrale

6/7/99                                                  5.76                  5,000,000                  4,997,713

RaboBank Nederland Coop. Central

2/2/99                                                  5.70                  6,000,000                  5,993,814

Royal Bank of Canada

2/10/99                                                 5.60                  5,000,000                  4,998,786

Societe Generale, France

10/28/98                                                5.57                  5,000,000                  5,000,000

11/18/98                                                5.63                  5,000,000                  5,000,327

Swiss Bank Corp.

3/24/99                                                 5.75                  5,000,000                  4,997,675

                                                                                                         65,977,810

TOTAL CERTIFICATES OF DEPOSIT                                                                           118,977,230



COMMERCIAL PAPER - 44.8%



Aspen Funding Corp.

10/19/98                                                5.58                  5,000,000                   4,986,125

11/23/98                                                5.60                  5,000,000                   4,959,403

Associates Corp. of North America

10/28/98                                                5.55                  5,000,000                   4,979,338

Bradford & Bingley Building Society

12/14/98                                                5.46                  9,105,000                   9,004,122



DUE DATE                                                ANNUALIZED YIELD AT   PRINCIPAL                   VALUE
                                                        TIME OF PURCHASE      AMOUNT                      (NOTE 1)

Caisse des Depots et Consignations

10/15/98                                                 5.55%              $ 15,000,000                $ 14,967,800

CIESCO L.P.

10/26/98                                                 5.32                  5,000,000                   4,981,597

CIT Group, Inc.

12/7/98                                                  5.59                  10,000,000                  9,897,639

Citibank Credit Card Master Trust I (Dakota Certificate Program)

10/21/98                                                 5.58                  5,000,000                   4,984,583

Cregem North America, Inc.

12/3/98                                                  5.51                  5,000,000                   4,952,488

12/14/98                                                 5.42                  10,000,000                  9,890,028

Deutsche Bank Financial, Inc.

11/12/98                                                 5.59                  25,000,000                  24,839,289

Diageo Capital PLC

12/11/98                                                 5.44                  15,000,000                  14,841,138

du Pont (E.I.) de Nemours & Co.

10/27/98                                                 5.33                  5,000,000                   4,980,861

12/3/98                                                  5.46                  12,000,000                  11,886,810

Fleet Funding Corp.

10/21/98                                                 5.58                  10,000,000                  9,969,278

Ford Motor Credit Co.

2/1/99                                                   5.61                  5,000,000                   4,906,725

General Electric Capital Corp.

10/8/98                                                  5.63                  5,000,000                   4,994,643

10/20/98                                                 5.62                  5,000,000                   4,985,486

12/16/98                                                 5.49                  9,000,000                   8,897,210

2/17/99                                                  5.60                  10,000,000                  9,789,569

General Electric Capital Services, Inc.

10/14/98                                                 5.60                  15,000,000                  14,969,992

11/3/98                                                  5.59                  5,000,000                   4,974,700

General Motors Acceptance Corp.

10/21/98                                                 5.55                  10,000,000                  9,969,333

10/29/98                                                 5.61                  5,000,000                   4,978,533

11/12/98                                                 5.62                  5,000,000                   4,967,800

1/26/99                                                  5.67                  5,000,000                   4,910,625

JC Penney Funding Corp.

12/14/98                                                 5.47                  5,000,000                   4,944,603

Merrill Lynch & Co., Inc.

11/30/98                                                 5.66                  10,000,000                  9,908,333

Morgan Stanley, Dean Witter, Discover & Co.

10/21/98                                                 5.57                  5,000,000                   4,984,639

New Center Asset Trust

10/26/98                                                 5.56                  5,000,000                   4,980,799

Southern Co. Group

11/24/98                                                 5.52                  5,000,000                   4,958,975

Svenska Handelsbanken, Inc.

12/9/98                                                  5.44                  5,410,000                   5,354,318

TOTAL COMMERCIAL PAPER                                                                                   253,596,782



BANK NOTES - 2.7%

DUE DATE                                     ANNUALIZED YIELD AT   PRINCIPAL                 VALUE
                                             TIME OF PURCHASE      AMOUNT                    (NOTE 1)

First Union National Bank of North Carolina

10/1/98                                       5.65% (b)            $ 5,000,000               $ 4,999,696

3/15/99                                       5.50                  5,000,000                 5,000,000

NationsBank NA

3/17/99                                       5.30                  5,000,000                 5,000,000

TOTAL BANK NOTES                                                                             14,999,696



MASTER NOTES - 1.4%



Goldman Sachs Group L.P. (The)

11/4/98                          5.69 (b)      3,000,000               3,000,000

12/8/98                          5.56 (b)(c)   5,000,000               5,000,000

TOTAL MASTER NOTES                                                     8,000,000



MEDIUM-TERM NOTES - 4.9%



CIT Group Holdings, Inc.

10/15/98                                      5.81 (b)   15,000,000                15,005,596

Merrill Lynch & Co., Inc.

10/1/98                                       5.56 (b)   3,000,000                 2,999,997

Morgan Guaranty Trust Co., NY

10/27/98                                      5.54 (b)   5,000,000                 4,997,600

Morgan Stanley, Dean Witter, Discover & Co.

10/1/98                                       5.75 (b)   5,000,000                 5,000,000

TOTAL MEDIUM-TERM NOTES                                                           28,003,193



SHORT-TERM NOTES - 6.3%



Capital One Funding Corp. (1994-B)

10/7/98                                         5.61 (b)      3,799,000                 3,799,000

Capital One Funding Corp. (1994-E)

10/7/98                                         5.61 (b)      1,609,000                 1,609,000

Liquid Asset Backed Securities Trust (1997-5)

10/19/98                                        5.56 (a)(b)   4,000,000                 4,000,000

Peoples Security Life Insurance Co.

10/1/98                                         5.73 (b)(c)   5,000,000                 5,000,000

SMM Trust (1997-P)

10/16/98                                        5.58 (a)(b)   2,000,000                 2,000,000

SMM Trust (1997-X)

10/13/98                                        5.63 (a)(b)   6,000,000                 6,000,000

Strategic Money Market Trust (1997-A)

12/16/98                                        5.50 (a)(b)   10,000,000                10,000,000

Strategic Money Market Trust (1998-B)

10/5/98                                         5.63 (a)(b)   3,000,000                 3,000,000

TOTAL SHORT-TERM NOTES                                                                 35,408,000



REPURCHASE AGREEMENTS - 18.9%

                                                                           MATURITY            VALUE
                                                                           AMOUNT              (NOTE 1)

In a joint trading account                                                 $ 107,028,409       $ 107,012,000
(U.S. Treasury Obligations) dated 9/30/98 due 10/1/98 (Cost $107,012,000)
 At 5.52%


TOTAL INVESTMENTS - 100%                                                                       $ 565,996,901

Total Cost for Income Tax Purposes                                                             $ 565,996,901

LEGEND
(a) Security exempt from registration under Rule 144A of the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At the period end, the value of these securities amounted to
$25,000,000 or 4.4% of net assets.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial
Statements).
SECURITY                                           ACQUISITION  ACQUISITION
                                                   DATE         COST

Goldman Sachs Group L.P. (The) 5.56% 12/8/98       3/10/98      $ 5,000,000

Peoples Security Life Insurance Co. 5.73% 10/1/98  9/17/98      $ 5,000,000

INCOME TAX INFORMATION
At March 31, 1998, the fund had a capital loss carryforward of approximately $29,000 of which $5,000, $10,000 and $14,000 will expire on March 31, 2004, 2005 and 2006, respectively.
RATED MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                                  SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS

Investment in securities, at value (including
repurchase agreements of $107,012,000) - See accompanying                                                  $ 565,996,901
schedule

Interest receivable                                                                                          2,519,087

 TOTAL ASSETS                                                                                                568,515,988

LIABILITIES

Share transactions in process                                                                 $ 99,914

Distributions payable                                                                           157,754

Accrued management fee                                                                          59,512

Distribution fees payable                                                                       44,273

Other payables and accrued expenses                                                             84,220

 TOTAL LIABILITIES                                                                                           445,673

NET ASSETS                                                                                                 $ 568,070,315

Net Assets consist of:

Paid in capital                                                                                            $ 568,072,260

Accumulated net realized gain (loss) on investments                                                          (1,945)

NET ASSETS                                                                                                 $ 568,070,315

CLASS I:                                                                                                   $1.00
NET ASSET VALUE, offering price
 and redemption price per
 share ($277,644,957 (divided by)
 277,679,410 shares)

CLASS II:                                                                                                   $1.00
NET ASSET VALUE, offering price and
 redemption price per
 share ($124,540,407 (divided by)
 124,555,864 shares)

CLASS III:                                                                                                  $1.00
NET ASSET VALUE, offering price
 and redemption price per
 share ($165,884,951 (divided by)
 165,905,538 shares)



STATEMENT OF OPERATIONS
                                SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INTEREST INCOME                                                    $ 14,204,979

EXPENSES

Management fee                                         $ 502,165

Transfer agent fees

 Class I                                                66,397

 Class II                                               1,557

 Class III                                              6,172

Distribution fees

 Class II                                               48,652

 Class III                                              151,665

Accounting fees and expenses                            43,682

Custodian fees and expenses                             4,695

Registration fees

 Class I                                                44,353

 Class II                                               23,765

 Class III                                              21,562

Audit                                                   26,048

Legal                                                   887

 Total expenses before reductions                       941,600

 Expense reductions                                     (239,010)   702,590

NET INTEREST INCOME                                                 13,502,389

NET REALIZED GAIN (LOSS)                                            29,439
ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 13,531,828




STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                    SIX MONTHS ENDED     YEAR ENDED
                                                                                     SEPTEMBER 30, 1998   MARCH 31,
                                                                                     (UNAUDITED)          1998
Operations                                                                           $ 13,502,389         $ 21,644,389
Net interest income

 Net realized gain (loss)                                                             29,439                (15,808)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      13,531,828            21,628,581

Distributions to shareholders from net interest income:

 Class I                                                                              (8,612,383)           (17,673,446)

 Class II                                                                             (1,720,985)           (1,512,439)

 Class III                                                                            (3,169,021)           (2,458,504)

 TOTAL DISTRIBUTIONS                                                                  (13,502,389)          (21,644,389)

Share transactions - net increase (decrease) at net asset value of $1.00 per share:

 Class I                                                                              (26,222,115)          (9,066,939)

 Class II                                                                             101,228,669           9,157,642

 Class III                                                                            90,506,654            58,744,207

 TOTAL SHARE TRANSACTIONS                                                             165,513,208           58,834,910

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                             165,542,647           58,819,102

NET ASSETS

 Beginning of period                                                                  402,527,668           343,708,566

 End of period                                                                       $ 568,070,315        $ 402,527,668

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




FINANCIAL HIGHLIGHTS - CLASS I
                               SIX MONTHS ENDED    YEARS ENDED MARCH 31,  SEVEN MONTHS  YEARS ENDED AUGUST 31,
                               SEPTEMBER 30, 1998                         ENDED
                                                   MARCH 31,

SELECTED PER-SHARE DATA        (UNAUDITED)         1998      1997         1996          1995      1994      1993
Net asset value,
beginning of period             $1.000             $1.000    $1.000       $1.000        $1.000    $1.000    $1.000

Income from Investment
Operations

 Net interest income             .027               .055       .053       .032           .054      .033      .029

Less Distributions

 From net interest income        (.027)             (.055)     (.053)     (.032)         (.054)    (.033)    (.029)

Net asset value,
end of period                   $1.000             $1.000     $1.000      $1.000        $1.000    $1.000    $1.000

TOTAL RETURN B, C                2.76%              5.64%      5.39%       3.21%         5.53%     3.34%     2.93%

RATIOS AND SUPPLEMENTAL DATA

Net assets,
end of period (000 omitted)     $277,645           $303,826   $312,892    $223,772      $300,863  $399,333  $611,410

Ratio of expenses to
average net assets               .20% A, D          .20% D     .20% D      .27% A, D     .42%      .42%      .42%

Ratio of net interest
income to average net assets     5.45% A            5.49%      5.26%       5.46% A       5.33%     3.24%     2.89%





A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
  BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER
  (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).





FINANCIAL HIGHLIGHTS - CLASS II
                                                     SIX MONTHS ENDED        YEARS ENDED MARCH 31,
                                                     SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                              (UNAUDITED)         1998      1997      1996 E
Net asset value, beginning of period                 $ 1.000             $ 1.000   $ 1.000   $ 1.000

Income from Investment Operations

 Net interest income                                  .027                 .053      .051      .021

Less Distributions

 From net interest income                             (.027)               (.053)    (.051)    (.021)

Net asset value, end of period                       $ 1.000             $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                                     2.69%                5.48%     5.23%     2.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)              $ 124,540           $ 23,321  $ 14,166  $ 4,709

Ratio of expenses to average net assets               .35% A, D            .35% D    .35% D    .35% A, D

Ratio of net interest income to average net assets    5.31% A              5.37%     5.14%     5.06% A






FINANCIAL HIGHLIGHTS - CLASS III
                                                     SIX MONTHS ENDED    YEARS ENDED MARCH 31,
                                                     SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                              (UNAUDITED)         1998      1997      1996 F
Net asset value, beginning of period                 $ 1.000             $ 1.000   $ 1.000   $ 1.000

Income from Investment Operations

 Net interest income                                  .026                 .052      .050      .021

Less Distributions

 From net interest income                             (.026)               (.052)    (.050)    (.021)

Net asset value, end of period                       $ 1.000             $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                                     2.64%                5.38%     5.12%     2.11%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)              $ 165,885           $ 75,380  $ 16,651  $ 1,610

Ratio of expenses to average net assets               .45% A, D            .45% D    .45% D    .45% A, D

Ratio of net interest income to average net assets    5.22% A              5.29%     5.03%     5.01% A





A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
  BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER
  (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.
F FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1996.


MONEY MARKET PORTFOLIO

INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



CERTIFICATES OF DEPOSIT - 34.6%

DUE DATE                                                ANNUALIZED YIELD AT   PRINCIPAL                     VALUE
                                                        TIME OF PURCHASE      AMOUNT                        (NOTE 1)

CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.4%

ABN-AMRO Bank NV

2/2/99                                                  5.54%                $ 45,000,000                  $ 44,994,005

DOMESTIC CERTIFICATES OF DEPOSIT - 0.1%

CoreStates Bank NA, Philadelphia

10/9/98                                                 5.57 (b)              10,000,000                    10,000,000

LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 0.6%

NationsBank NA

3/2/99                                                  5.50                  65,000,000                    65,000,000

LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 16.0%

Abbey National Treasury Services PLC

10/6/98                                                 5.61                  50,000,000                    50,000,000

12/4/98                                                 5.50                  150,000,000                   150,002,630

12/10/98                                                5.50                  105,000,000                   105,002,014

12/23/98                                                5.62                  50,000,000                    50,000,000

12/28/98                                                5.43                  80,000,000                    80,000,000

Bank of Scotland

11/9/98                                                 5.57                  100,000,000                   100,001,583

Bank of Scotland Treasury Services

10/9/98                                                 5.58                  50,000,000                    49,999,986

Barclays Bank PLC

10/21/98                                                5.60                  20,000,000                    20,000,000

10/28/98                                                5.65                  38,000,000                    37,998,997

12/15/98                                                5.50                  100,000,000                   100,013,983

12/29/98                                                5.64                  100,000,000                   100,000,000

Bayerische Hypo-und Vereinsbank AG

10/5/98                                                 5.57                  25,000,000                    25,000,003

Bayerische Landesbank Girozentrale

10/5/98                                                 5.61                  50,000,000                    50,000,054

Dresdner Bank AG

12/1/98                                                 5.19                  100,000,000                   100,000,000

Halifax PLC

10/23/98                                                5.58                  70,000,000                    70,000,000

11/30/98                                                5.24                  100,000,000                   100,000,000

12/1/98                                                 5.19                  150,000,000                   150,000,000

1/15/99                                                 5.60                  100,000,000                   100,008,122

RaboBank Nederland Coop. Central

10/5/98                                                 5.60                  29,000,000                    29,000,000

12/1/98                                                 5.18                  50,000,000                    50,000,000

Societe Generale, France

11/2/98                                                 5.29                  15,000,000                    15,000,133

Svenska Handelsbanken

12/1/98                                                 5.19                  40,000,000                    40,000,000

12/17/98                                                5.41                  40,000,000                    40,000,000

Toronto-Dominion Bank

10/14/98                                                5.93                  25,000,000                    25,000,000



DUE DATE                                                ANNUALIZED YIELD AT   PRINCIPAL                     VALUE
                                                        TIME OF PURCHASE      AMOUNT                        (NOTE 1)

Westdeutsche Landesbank Girozentrale

10/20/98                                                5.58%                $ 50,000,000                  $ 50,000,000

1/19/99                                                 5.40                   75,000,000                    74,999,818

                                                                                                          1,762,027,323

NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 17.5%

ABN-AMRO Bank NV

6/7/99                                                  5.76                   50,000,000                    49,980,401

Bank of Scotland Treasury Services

10/14/98                                                5.58                   17,400,000                    17,399,871

Bayerische Hypo-und Vereinsbank AG

11/10/98                                                5.50                   50,000,000                    50,000,000

12/10/98                                                5.47                   75,000,000                    75,000,000

Canadian Imperial Bank of Commerce

11/4/98                                                 5.55                   85,000,000                    85,000,000

12/1/98                                                 5.54                   65,000,000                    65,000,000

3/2/99                                                  5.70                   40,000,000                    39,989,622

Credit Agricole Indosuez

10/19/98                                                5.97                   15,000,000                    14,999,505

10/21/98                                                5.62                   35,000,000                    35,000,000

10/21/98                                                6.00                   30,000,000                    29,999,214

12/2/98                                                 5.48                   100,000,000                   100,000,000

2/26/99                                                 5.70                   25,000,000                    24,996,113

Credit Communale de Belgique

11/2/98                                                 5.50                   20,000,000                    20,000,000

12/21/98                                                5.62                   25,000,000                    25,000,000

Deutsche Bank AG

12/2/98                                                 5.19                   40,000,000                    40,000,000

3/2/99                                                  5.70                   45,000,000                    44,991,019

Dresdner Bank AG

10/19/98                                                5.52                   80,000,000                    80,000,000

10/19/98                                                5.53                   45,000,000                    45,000,000

12/9/98                                                 5.41                   90,000,000                    90,007,539

2/16/99                                                 5.34                   75,000,000                    75,000,000

National Westminster Bank PLC

12/4/98                                                 5.51                   25,000,000                    25,000,000

2/26/99                                                 5.70                   44,000,000                    43,993,160

3/2/99                                                  5.70                   45,000,000                    44,991,019

6/7/99                                                  5.75                   50,000,000                    49,977,949

RaboBank Nederland Coop. Central

12/1/98                                                 5.18                   100,000,000                   100,000,000

2/2/99                                                  5.54                   45,000,000                    44,994,005

5/5/99                                                  5.83                   35,000,000                    34,988,103

6/1/99                                                  5.75                   50,000,000                    49,977,676

Royal Bank of Canada

2/10/99                                                 5.60                   45,000,000                    44,989,071

Societe Generale, France

10/28/98                                                5.57                   135,000,000                   135,000,000

11/18/98                                                5.63                   35,000,000                    35,002,290

CERTIFICATES OF DEPOSIT - CONTINUED

DUE DATE                                                ANNUALIZED YIELD AT    PRINCIPAL                     VALUE
                                                        TIME OF PURCHASE       AMOUNT                        (NOTE 1)

NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED

Swiss Bank Corp.

3/24/99                                                 5.75%                $ 30,000,000                  $ 29,986,047

6/3/99                                                  5.75                  100,000,000                   99,954,985

6/11/99                                                 5.80                  50,000,000                    49,980,088

Toronto-Dominion Bank

6/4/99                                                  5.76                  73,000,000                    72,962,295

Westdeutsche Landesbank Girozentrale

10/13/98                                                5.55                  50,000,000                    50,000,000

                                                                                                         1,919,159,972

TOTAL CERTIFICATES OF DEPOSIT                                                                            3,801,181,300



COMMERCIAL PAPER - 34.6%



ABN-AMRO North America, Inc.

10/5/98                                                  5.61                  50,000,000                    49,969,722

AC Acquisition Holding Co.

10/1/98                                                  5.75                  19,692,000                    19,692,000

Aspen Funding Corp.

10/15/98                                                 5.58                  50,000,000                    49,892,472

11/23/98                                                 5.60                  35,000,000                    34,715,824

Asset Securitization Coop. Corp.

12/8/98                                                  5.59                  30,000,000                    29,688,333

12/9/98                                                  5.59                  30,000,000                    29,683,750

Associates Corp. of North America

10/21/98                                                 5.59                  15,000,000                    14,954,083

Bank of Nova Scotia

10/2/98                                                  5.55                  90,000,000                    89,986,200

BBV Finance, Inc.

10/5/98                                                  5.62                  28,360,000                    28,342,669

Caisse des Depots et Consignations

11/12/98                                                 5.57                  140,000,000                   139,103,300

Chrysler Financial Corp.

10/21/98                                                 5.55                  50,000,000                    49,846,667

CIT Group, Inc.

10/27/98                                                 5.27                  15,000,000                    14,943,125

Citibank Credit Card Master Trust I (Dakota Certificate Program)

10/1/98                                                  5.78                  7,445,000                     7,445,000

10/6/98                                                  5.58                  35,000,000                    34,973,021

10/21/98                                                 5.60                  25,000,000                    24,923,194

10/27/98                                                 5.59                  20,000,000                    19,920,122

11/19/98                                                 5.60                  10,000,000                    9,924,867

12/9/98                                                  5.50                  35,000,000                    34,635,738

12/10/98                                                 5.49                  10,000,000                    9,894,611

Commercial Credit Group, Inc.

10/14/98                                                 5.60                  15,000,000                    14,970,019

12/3/98                                                  5.52                  25,000,000                    24,762,000


DUE DATE                                                 ANNUALIZED YIELD AT   PRINCIPAL                     VALUE
                                                         TIME OF PURCHASE      AMOUNT                        (NOTE 1)

Cregem North America, Inc.

11/3/98                                                  5.57%               $ 60,000,000                  $ 59,697,500

12/3/98                                                  5.51                  65,000,000                    64,382,338

Delaware Funding Corp.

10/7/98                                                  5.57                  100,000,000                   99,907,500

10/20/98                                                 5.59                  11,066,000                    11,033,469

10/29/98                                                 5.32                  82,680,000                    82,339,175

11/17/98                                                 5.53                  20,000,000                    19,856,911

Den Danske Corp., Inc.

11/30/98                                                 5.62                  55,500,000                    54,994,025

Deutsche Bank Financial, Inc.

10/16/98                                                 5.57                  200,000,000                   199,540,000

11/13/98                                                 5.59                  50,000,000                    49,670,931

du Pont (E.I.) de Nemours & Co.

11/5/98                                                  5.28                  25,000,000                    24,872,396

Enterprise Funding Corp.

10/14/98                                                 5.59                  20,000,000                    19,960,061

10/16/98                                                 5.59                  20,183,000                    20,136,411

10/20/98                                                 5.58                  20,000,000                    19,941,733

Finova Capital Corp.

11/3/98                                                  5.63                  15,000,000                    14,923,688

Fleet Funding Corp.

10/19/98                                                 5.56                  20,000,000                    19,944,700

10/23/98                                                 5.56                  30,000,000                    29,898,800

10/28/98                                                 5.54                  30,000,000                    29,876,250

Ford Motor Credit Co.

10/5/98                                                  5.57                  50,000,000                    49,969,333

10/6/98                                                  5.57                  100,000,000                   99,923,333

10/7/98                                                  5.58                  50,000,000                    49,954,167

10/20/98                                                 5.53                  45,000,000                    44,869,375

11/10/98                                                 5.57                  70,000,000                    69,573,000

General Electric Capital Corp.

10/20/98                                                 5.62                  50,000,000                    49,854,861

10/26/98                                                 5.59                  35,000,000                    34,865,833

10/27/98                                                 5.59                  100,000,000                   99,601,333

12/14/98                                                 5.49                  45,000,000                    44,499,575

General Motors Acceptance Corp.

10/29/98                                                 5.61                  100,000,000                   99,570,667

11/6/98                                                  5.44                  30,000,000                    29,838,000

11/12/98                                                 5.62                  50,000,000                    49,678,000

1/26/99                                                  5.67                  50,000,000                    49,106,250

General Motors Corp.

10/15/98                                                 5.56                  50,000,000                    49,892,278

GTE Corp.

10/6/98                                                  5.59                  32,000,000                    31,975,289

10/26/98                                                 5.40                  17,000,000                    16,936,486

10/27/98                                                 5.38                  20,124,000                    20,046,098

10/27/98                                                 5.39                  25,000,000                    24,903,042

10/27/98                                                 5.40                  12,000,000                    11,953,373

COMMERCIAL PAPER - CONTINUED

DUE DATE                                                 ANNUALIZED YIELD AT   PRINCIPAL                     VALUE
                                                         TIME OF PURCHASE      AMOUNT                        (NOTE 1)

Heller Financial, Inc.

10/21/98                                                  5.68               $ 10,000,000                  $ 9,968,611

10/30/98                                                  5.67%                 15,000,000                    14,931,850

Kitty Hawk Funding Corp.

10/7/98                                                   5.58                  10,000,000                    9,990,767

10/20/98                                                  5.58                  59,762,000                    59,587,578

10/23/98                                                  5.57                  40,000,000                    39,864,822

Lehman Brothers Holdings, Inc.

10/15/98                                                  5.60                  15,000,000                    14,967,654

10/15/98                                                  5.61                  35,000,000                    34,924,458

10/26/98                                                  5.61                  15,000,000                    14,942,240

11/5/98                                                   5.60                  35,000,000                    34,811,146

Merrill Lynch & Co., Inc.

11/18/98                                                  5.60                  20,000,000                    19,853,067

11/30/98                                                  5.65                  30,000,000                    29,724,000

Morgan Stanley, Dean Witter, Discover & Co.

10/8/98                                                   5.60                  45,000,000                    44,951,700

10/15/98                                                  5.54 (b)              35,000,000                    35,000,000

10/21/98                                                  5.57                  75,000,000                    74,769,583

National Australia Funding, Inc.

2/22/99                                                   5.35                  40,000,000                    39,163,200

NationsBank Corp.

11/16/98                                                  5.60                  15,000,000                    14,894,392

Nationwide Building Society

10/22/98                                                  5.60                  50,000,000                    49,838,708

10/27/98                                                  5.62                  35,000,000                    34,860,719

12/10/98                                                  5.42                  15,000,000                    14,843,958

Preferred Receivables Funding Corp.

10/1/98                                                   5.60                  14,400,000                    14,400,000

10/6/98                                                   5.58                  79,075,000                    79,014,156

10/13/98                                                  5.57                  35,000,000                    34,935,483

10/13/98                                                  5.58                  15,000,000                    14,972,350

10/20/98                                                  5.58                  45,585,000                    45,451,955

10/22/98                                                  5.59                  34,130,000                    34,020,300

11/2/98                                                   5.54                  10,000,000                    9,951,111

Salomon Smith Barney

10/19/98                                                  5.58                  20,000,000                    19,944,600

11/3/98                                                   5.60                  20,000,000                    19,898,617

12/2/98                                                   5.52                  40,000,000                    39,624,556

Sears Roebuck Acceptance Corp.

10/14/98                                                  5.59                  10,000,000                    9,979,994

12/8/98                                                   5.27                  30,000,000                    29,704,767

2/25/99                                                   5.55                  20,000,000                    19,559,000

Societe Generale North America, Inc.

2/25/99                                                   5.34                  45,000,000                    44,040,825

Transamerica Finance Corp.

10/27/98                                                  5.29                  35,000,000                    34,866,786

Triple A One Funding Corp.

10/7/98                                                   5.59                  20,000,000                    19,981,517

10/14/98                                                  5.57                  25,000,000                    24,949,896

10/14/98                                                  5.59                  40,000,000                    39,919,833



DUE DATE                                                  ANNUALIZED YIELD AT   PRINCIPAL                     VALUE
                                                          TIME OF PURCHASE      AMOUNT                        (NOTE 1)

10/15/98                                                  5.58                $ 21,877,000                  $ 21,829,952

11/9/98                                                   5.53%                 29,687,000                    29,510,437

UBS Finance (Delaware), Inc.

12/31/98                                                  5.52                  100,000,000                   98,629,944

Unifunding, Inc.

12/16/98                                                  5.65                  20,000,000                    19,768,200

Westpac Capital Corp.

10/5/98                                                   5.61                  20,000,000                    19,987,778

TOTAL COMMERCIAL PAPER                                                                                     3,797,083,408


FEDERAL AGENCIES - 3.7%



FANNIE MAE - 0.5%

Discount Notes - 0.5%

12/23/98                                                  5.31                  50,000,000                    49,395,944

FREDDIE MAC - 3.2%

Discount Notes - 3.2%

12/22/98                                                  5.30                  61,540,000                    60,806,888

12/23/98                                                  5.25                  97,000,000                    95,841,551

2/22/99                                                   5.30                 150,000,000                   146,892,000

2/23/99                                                   5.30                  50,000,000                    48,956,806

                                                                                                             352,497,245

TOTAL FEDERAL AGENCIES                                                                                       401,893,189
BANK NOTES - 6.2%



Abbey National Treasury Services PLC

11/17/98                                                  5.54 (a)(b)           59,000,000                    58,954,998

CoreStates Bank NA, Philadelphia

10/14/98                                                  5.59 (b)              10,000,000                    10,000,000

First Union National Bank of North Carolina

10/1/98                                                   5.50 (b)              93,000,000                    93,000,000

10/1/98                                                   5.54 (b)              58,000,000                    57,996,476

3/15/99                                                   5.50                  140,000,000                  140,000,000

Key Bank NA

10/1/98                                                   5.51 (b)              25,000,000                    24,995,903

10/21/98                                                  5.47 (b)              45,000,000                    44,972,908

LaSalle National Bank, Chicago

12/2/98                                                   5.21                  30,000,000                    30,000,000

National City Bank, Kentucky

10/5/98                                                   5.52 (b)              40,000,000                    39,991,834

NationsBank NA

10/19/98                                                  5.54                  50,000,000                    50,000,000

PNC Bank NA, Pittsburgh

10/1/98                                                   5.22 (b)               50,000,000                   49,970,082

10/1/98                                                   5.22 (b)               10,000,000                   9,994,016

10/19/98                                                  5.58 (b)               75,000,000                   74,986,988

TOTAL BANK NOTES                                                                                             684,863,205

MASTER NOTES - 3.4%

DUE                                                       ANNUALIZED YIELD AT    PRINCIPAL                   VALUE
DATE                                                      TIME OF PURCHASE       AMOUNT                      (NOTE 1)

Goldman Sachs Group L.P. (The)

11/4/98                                                   5.69% (b)            $ 27,000,000                $ 27,000,000

12/8/98                                                   5.56 (b)(c)           170,000,000                 170,000,000

J.P. Morgan Securities, Inc.

10/2/98                                                   5.62 (b)               50,000,000                  50,000,000

10/7/98                                                   5.60 (b)              105,000,000                 105,000,000

SunTrust Banks, Inc.

10/1/98                                                   5.33 (b)               20,000,000                  20,000,000

TOTAL MASTER NOTES                                                                                          372,000,000

MEDIUM-TERM NOTES - 3.0%



General Electric Capital Corp.

12/9/98                                                   5.54 (b)               15,000,000                  15,000,000

Merrill Lynch & Co., Inc.

10/1/98                                                   6.26 (b)               42,000,000                  41,999,955

12/4/98                                                   5.52 (b)               35,000,000                  34,995,372

Morgan Guaranty Trust Co., NY

10/27/98                                                  5.54 (b)               60,000,000                  59,971,200

Morgan Stanley, Dean Witter, Discover & Co.

10/1/98                                                   5.62 (b)               60,000,000                  60,000,000

Norwest Corp.

10/22/98                                                  5.71 (b)               61,000,000                  61,000,000

Premier Auto Trust

6/8/99                                                    5.41                   56,000,000                  55,991,610

TOTAL MEDIUM-TERM NOTES                                                                                     328,958,137



SHORT-TERM NOTES - 7.8%



Capital One Funding. Corp. (1994-C)

10/7/98                                                     5.33 (b)              7,220,000                   7,220,000

Capital One Funding. Corp. (1995-E)

10/7/98                                                     5.33 (b)              6,830,000                   6,830,000

Capital One Funding. Corp. (1996-C)

10/7/98                                                     5.33 (b)              13,289,000                  13,289,000

Capital One Funding Corp. (1996-H)

10/7/98                                                     5.35 (b)              4,000,000                   4,000,000

Capital One Funding Corp. (1997-E)

10/7/98                                                     5.33 (b)              12,900,000                  12,900,000

Capital One Funding Corp. (1997-F)

10/7/98                                                     5.33 (b)              2,700,000                   2,700,000

Capital One Funding Corp. (1998-B)

10/7/98                                                     5.33 (b)              30,368,000                  30,368,000

Liquid Asset Backed Securities Trust (1996-1)

10/15/98                                                    5.57 (a)(b)           33,000,000                  33,000,000

Liquid Asset Backed Securities Trust (1997-5)

10/19/98                                                    5.56 (a)(b)           106,000,000                 106,000,000

New York Life Insurance Co.

10/1/98                                                     5.29 (b)              55,000,000                  55,000,000

10/7/98                                                     5.64 (b)              37,000,000                  37,000,000



DUE DATE                                                    ANNUALIZED YIELD AT   PRINCIPAL                   VALUE
                                                            TIME OF PURCHASE      AMOUNT                      (NOTE 1)

Pacific Life Insurance Co.

12/9/98                                                     5.63% (a)(b)         $ 37,000,000                $ 37,000,000

Peoples Security Life Insurance Co.

10/1/98                                                     5.73 (b)(c)           36,000,000                  36,000,000

SMM Trust (1997-P)

10/16/98                                                    5.58 (a)(b)           45,000,000                  45,000,000

SMM Trust (1997-X)

10/13/98                                                    5.63 (a)(b)           120,000,000                 120,000,000

SMM Trust (1998-I)

10/28/98                                                    5.53 (a)(b)           24,000,000                  24,000,000

Strategic Money Market Trust (1997-A)

12/16/98                                                    5.50 (a)(b)           163,000,000                 163,000,000

Strategic Money Market Trust (1998-B)

10/5/98                                                     5.63 (a)(b)           97,000,000                  97,000,000

Transamerica Life Insurance & Annuity Co.

10/7/98                                                     5.52 (b)              25,000,000                  25,000,000

TOTAL SHORT-TERM NOTES                                                                                       855,307,000



TIME DEPOSITS - 3.6%



Deutsche Bank AG

10/1/98                                                      5.88                  200,000,000                 200,000,001

RaboBank Nederland Coop. Central

10/1/98                                                      6.00                  200,000,000                 200,000,000

TOTAL TIME DEPOSITS                                                                                            400,000,001


REPURCHASE AGREEMENTS - 3.1%

                                                                                   MATURITY
                                                                                   AMOUNT

In a joint trading account
(U.S. Treasury Obligations)
dated 9/30/98 due:

 10/1/98 At 5.44%                                                                $ 8,804,330                   8,803,000

 10/1/98 At 5.53%                                                                  332,416,074               332,365,000

TOTAL REPURCHASE AGREEMENTS                                                                                  341,168,000

TOTAL INVESTMENTS - 100%                                                                                $ 10,982,454,240

Total Cost for Income Tax Purposes                                                                      $ 10,982,454,240

LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $683,954,998 or 6.5% of net assets.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
SECURITY                              ACQUISITION        ACQUISITION
                                      DATE               COST

Goldman Sachs Group L.P. (The)        3/10/98            $ 170,000,000
5.56% 12/8/98

Peoples Security Life Insurance Co.   7/31/98 - 9/17/98  $ 36,000,000
5.73% 10/1/98

OTHER INFORMATION
At the end of the period, restricted securities (excluding 144A issues) amounted to $206,000,000 or 1.9% of net assets (see Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At March 31, 1998, the fund had a capital loss carryforward of approximately $2,220,000 of which $336,000, $898,000, $547,000,
$245,000, $14,000 and $180,000 will expire on March 31, 2001, 2002,
2003, 2004, 2005 and 2006, respectively.
MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                                         SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $341,168,000) -                 $ 10,982,454,240
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                                         57,782,000

INTEREST RECEIVABLE                                                                                     56,759,111

OTHER RECEIVABLES                                                                                       6,043

 TOTAL ASSETS                                                                                           11,097,001,394

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                                                $ 798,538

PAYABLE FOR INVESTMENTS PURCHASED                                                         480,000,000

SHARE TRANSACTIONS IN PROCESS                                                             3,892,845

DISTRIBUTIONS PAYABLE                                                                     15,117,748

ACCRUED MANAGEMENT FEE                                                                    1,323,488

DISTRIBUTION FEES PAYABLE                                                                 136,322

OTHER PAYABLES AND ACCRUED EXPENSES                                                       573,020

 TOTAL LIABILITIES                                                                                      501,841,961

NET ASSETS                                                                                             $ 10,595,159,433

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                        $ 10,597,537,483

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                     (2,378,050)

NET ASSETS                                                                                             $ 10,595,159,433

CLASS I:                                                                                                $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($9,872,674,851 (DIVIDED BY)
 9,874,868,689 SHARES)

CLASS II:                                                                                               $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($245,546,505 (DIVIDED BY)
 245,601,068 SHARES)

CLASS III:                                                                                              $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($476,938,077 (DIVIDED BY)
 477,044,060 SHARES)



STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INTEREST INCOME                                                      $ 316,790,193

EXPENSES

MANAGEMENT FEE                                         $ 11,042,484

TRANSFER AGENT FEES

 CLASS I                                                1,191,245

 CLASS II                                               22,472

 CLASS III                                              69,441

DISTRIBUTION FEES

 CLASS II                                               109,367

 CLASS III                                              656,579

ACCOUNTING FEES AND EXPENSES                            406,393

NON-INTERESTED TRUSTEES' COMPENSATION                   4,802

CUSTODIAN FEES AND EXPENSES                             94,683

REGISTRATION FEES

 CLASS I                                                218,323

 CLASS II                                               18,149

 CLASS III                                              31,604

AUDIT                                                   28,340

LEGAL                                                   40,043

MISCELLANEOUS                                           16,681

 TOTAL EXPENSES BEFORE REDUCTIONS                       13,950,606

 EXPENSE REDUCTIONS                                     (3,084,431)   10,866,175

NET INTEREST INCOME                                                   305,924,018

NET REALIZED GAIN (LOSS)                                              (104,227)
ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 305,819,791




STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                    SIX MONTHS ENDED     YEAR ENDED
                                                                                     SEPTEMBER 30, 1998   MARCH 31,
                                                                                     (UNAUDITED)          1998
OPERATIONS                                                                           $ 305,924,018        $ 558,571,783
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                             (104,227)            (234,733)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      305,819,791          558,337,050

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME:

 CLASS I                                                                              (288,234,996)        (522,359,446)

 CLASS II                                                                             (3,912,983)          (5,229,363)

 CLASS III                                                                            (13,776,039)         (30,982,974)

 TOTAL DISTRIBUTIONS                                                                  (305,924,018)        (558,571,783)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) AT NET ASSET VALUE OF $1.00 PER SHARE:

 CLASS I                                                                              488,752,336          670,095,958

 CLASS II                                                                             159,591,569          (81,609,613)

 CLASS III                                                                            (10,874,532)         43,774,250

 TOTAL SHARE TRANSACTIONS                                                             637,469,373          632,260,595

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                             637,365,146          632,025,862

NET ASSETS

 BEGINNING OF PERIOD                                                                  9,957,794,287        9,325,768,425

 END OF PERIOD                                                                       $ 10,595,159,433    $ 9,957,794,287

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





FINANCIAL HIGHLIGHTS - CLASS I
                                        SIX MONTHS ENDED                       YEARS ENDED MARCH 31,
                                        SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                 (UNAUDITED)         1998         1997         1996         1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD    $ 1.000             $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                      .027                .055         .053         .057         .049         .032

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                 (.027)              (.055)       (.053)       (.057)       (.049)       (.032)

NET ASSET VALUE, END OF PERIOD          $ 1.000             $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN B, C                         2.78%               5.68%        5.43%        5.90%        4.99%        3.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD
(000 OMITTED)                           $ 9,872,675         $ 9,383,996  $ 8,714,137  $ 6,465,953  $ 5,130,123  $ 3,200,277

RATIO OF EXPENSES TO
AVERAGE NET ASSETS                        .18% A, D           .18% D       .18% D       .18% D       .18% D       .18% D

RATIO OF NET INTEREST INCOME
TO AVERAGE NET ASSETS                     5.46% A             5.54%        5.31%        5.73%        5.00%        3.15%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
  NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER
 (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).





FINANCIAL HIGHLIGHTS - CLASS II
                                                     SIX MONTHS ENDED      YEARS ENDED MARCH 31,
                                                     SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                              (UNAUDITED)         1998      1997       1996 E
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000             $ 1.000   $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .027                 .054      .051       .022

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.027)              (.054)    (.051)     (.022)

NET ASSET VALUE, END OF PERIOD                       $ 1.000             $ 1.000   $ 1.000    $ 1.000

TOTAL RETURN B, C                                     2.70%                5.52%     5.27%      2.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 245,547           $ 85,990  $ 167,583  $ 64,200

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .33% A, D            .33% D    .33% D     .33% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.37% A              5.39%     5.16%      5.29% A





FINANCIAL HIGHLIGHTS - CLASS III
                                                     SIX MONTHS ENDED                 YEARS ENDED MARCH 31,
                                                     SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                              (UNAUDITED)         1998       1997       1996       1995       1994 F
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000             $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .026                 .053       .050       .055       .046       .011

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.026)               (.053)     (.050)     (.055)     (.046)    (.011)

NET ASSET VALUE, END OF PERIOD                       $ 1.000             $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                                     2.65%               5.41%      5.17%      5.61%      4.66%      1.08%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $476,938            $487,808   $444,048   $229,530   $457,286   $89,463

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .43% A,D            .43%D      .43%D      .45%D      .50%D     .50%A,D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.25% A             5.28%      5.06%      5.46%      4.94%      2.83%A





A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
  BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER
  (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.
F FOR THE PERIOD NOVEMBER 17, 1993 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1994.


TAX-EXEMPT PORTFOLIO
INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL SECURITIES (A) - 100.0%
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
ALABAMA - 2.2%
Alabama Hsg. Fin. Auth. Multi-Family Hsg. Rev. (Homewood Gardens
Proj.)
Series 1991 C, 4.10%, LOC SouthTrust Bank, NA, Alabama, VRDN   $
2,045,000 $ 2,045,000  010306FX
Anniston Ind. Dev. Board (Monsanto Co. Proj.) Series 1992, 3.65%, VRDN
 9,100,000  9,100,000  036040AG
Anniston Solid Waste Disp. Auth. (Monsanto Co. Proj.) Series 1992,
3.65%, VRDN   2,230,000  2,230,000  036060AB
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.)
Series 1997,
4%, LOC AmSouth Bank, Birmingham, Alabama, VRDN   9,200,000  9,200,000
091078BL
Columbia Ind. Dev. Board Participating VRDN, Series 1997 I, 4.12% (Liquidity Facility Caisse des Depots et Consignations) (b)
2,180,000  2,180,000  197210AR
Decatur Ind. Dev. Board (Monsanto Co. Proj.) Series 1990, 3.65%, VRDN
 5,925,000  5,925,000  242852AJ
Decatur Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.) VRDN:
Series 1992, 3.65%   3,500,000  3,500,000  242852AK
 Series 1994, 3.65%   3,115,000  3,115,000  242852AQ
Huntsville Ind. Dev. Board Rev. Rfdg. (PPG Inds., Inc. Proj.) Series
1992, 4%, VRDN   1,000,000  1,000,000  447078FC
Jefferson County Swr. Participating VRDN, Series PT-124,
4.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)   3,800,000
3,800,000  472682FF
Port City Med. Clinic (Mobile - Infirmary Health Sys.) Series B, 4.05% (AMBAC Insured)
(Liquidity Facility RaboBank Nederland Coop. Central) VRDN   3,700,000
3,700,000  733808AB
Tarrant City Ind. Dev. Board Rev. Rfdg. (Philip Morris Co., Inc.)
Series 1993, 4.20%, VRDN   2,300,000  2,300,000  876306BT
Tuscaloosa County Port Auth. Rev. (Capstone Hotel Ltd. Proj.) Series
1989 A, 4%,
LOC SouthTrust Bank, NA, Alabama, VRDN   4,025,000  4,025,000
900595AA
  52,120,000
ALASKA - 0.3%
Alaska Hsg. Fin. Corp. Participating VRDN, Series FR/RI-23, 3.80%
(Liquidity Facility Bank of New York, NA) (b)   3,010,000  3,010,000
011831X9
Valdez Marine Term. Rev. Rfdg. Bonds (Atlantic Richfield Co.)
Series 1994 A, 3.35% 3/5/99, CP mode   4,075,000  4,075,000  918991HA
  7,085,000
ARIZONA - 2.9%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. - Palo Verde
Proj.)
Series C, 4.15%, LOC Toronto-Dominion Bank, VRDN   1,000,000
1,000,000  566854AX
Mesa Ind. Dev. Auth. Participating VRDN, Series 1997 B, 4.12% (Liquidity Facility Caisse des Depots et Consignations) (b)
6,445,000  6,445,000  590504BR
Mesa Muni. Dev. Corp. Bonds:
Series 1985, 3.45% 10/19/98, LOC Westdeutsche
 Landesbank Girozentrale, CP mode   2,300,000  2,300,000  5905169T
 Series 1996 A & B, 3.85% 10/6/98, LOC Westdeutsche
 Landesbank Girozentrale, CP mode   5,000,000  5,000,000  5905169N
Phoenix Ind. Dev. Auth. Multi-Family Hsg. Rev., VRDN:
Rfdg. (Paradise Lakes Apt. Proj.) Series 1995,
 3.80%, LOC General Electric Capital Corp.   18,000,000  18,000,000
718903HA
 (Paradise Shadows II Apts. Proj.) Series 1989,
 3.70%, LOC Citibank, NY, NA   1,875,000  1,875,000  718903FM
Pinal County Ind. Dev. Auth. Hosp. Rev. (Casa Grande Med. Ctr. Proj.)
Series 1995, 3.80%, LOC Chase Manhattan Bank, VRDN   10,500,000
10,500,000  72204PAA
Salt River Proj. Agricultural Impt. & Pwr. Dist., CP:
3.60% 10/14/98 (Liquidity Facility Bank of America
 Nat'l. Trust & Savings, NA, Bank One, Arizona, NA)    20,000,000
20,000,000  795998KV
 3.40% 12/7/98 (Liquidity Facility Bank of America
 Nat'l. Trust & Savings, NA, Bank One, Arizona, NA)   5,000,000
5,000,000  795998LE
  70,120,000
ARKANSAS - 1.8%
Arkansas Hosp. Equip. Fin. Auth. Rev. (Jefferson Hosp. Assoc., Inc. Proj.) Series 1989,
3.70%, LOC KBC Bank, NV, VRDN   3,660,000  3,660,000  040866AG
North Little Rock Baptist Health Series 1996-B, 4% (MBIA Insured)
(BPA Credit Suisse First Boston (BK)) VRDN   16,600,000  16,600,000
660551AA
University of Arkansas Rev. (UAMS Campus) Series 1998, 3.65%
(MBIA Insured) (BPA Credit Suisse First Boston (BK)) VRDN   23,495,000
23,495,000  914084FP
  43,755,000
CALIFORNIA - 0.3%
Long Beach Gen. Oblig. TRAN Series 1998-1999, 4% 10/5/99   6,500,000
6,552,780  542399EA
COLORADO - 1.6%
Colorado Springs Util. Sys. Participating VRDN, Series FR/RI-19,
3.85% (Liquidity Facility Bank of New York, NA) (b)   2,100,000
2,100,000  196630H7
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
COLORADO - CONTINUED
Denver City & County Dept. of Aviation Participating VRDN (b):
Series FR/RI-13, 3.80% (Liquidity Facility Bank of New York, NA)   $
9,500,000 $ 9,500,000  249181VZ
 Series 1997 Q, 3.75% (Liquidity Facility First Union Nat'l. Bank
(NC))    2,900,000  2,900,000  249181SU
 Series PA-165, 4.14% (Liquidity Facility Merrill Lynch & Co., Inc.) 17,980,000 17,980,000 249181SU
Moffat County Poll. Cont. Rev. Rfdg. (Colorado-UTE Elec. Assoc., Inc.) Series 1984,
3.65% (AMBAC Insured) (BPA Societe Generale, France) VRDN   1,100,000
1,100,000  607874BQ
Poudre School Dist. Larimer County TAN Series R-1, 3.30% 6/30/99
4,000,000   517138RA 4,000,280  517138RA
  37,580,280
DELAWARE - 0.9%
Delaware Econ. Dev. Auth. (Peninsula United Methodist Homes, Inc.)
VRDN:
Series 1992 B, 4.05%, LOC PNC Bank, NA   4,845,000  4,845,000
246387DL
 Series 1997 B, 4.05%, LOC PNC Bank, NA   6,100,000  6,100,000
246387GX
Delaware Econ. Dev. Auth. Poll. Cont. Rev. Rfdg.
(Philip Morris Co., Inc. Proj.) Series 1992, 4.10%, VRDN   3,300,000
3,300,000  246387BU
Delaware Hsg. Auth. Participating VRDN, Series PA-39,
4.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)   7,100,000
7,100,000  246394M5
  21,345,000
DISTRICT OF COLUMBIA - 0.1%
Dist. of Columbia Wtr. & Swr. Participating VRDN, Series 1998-5201,
4.12% (Liquidity Facility Citibank, NY, NA) (b)   3,300,000   269897CL
3,300,000  269897CL
FLORIDA - 11.1%
Broward County Hsg. Fin. Auth. Multi-Family Hsg. Rev. (Palm
Aire-Oxford Proj.)
Series 1990, 3.70% (Continental Casualty Co. Guaranteed) VRDN 1,620,000 1,620,000 115027CU
Florida Cap. Proj. Fin. Auth. Rev., VRDN:
(Cap. Proj. Loan Prog.) Series 1997 A, 3.97% (FSA Insured) (BPA Credit
Suisse First Boston (BK))   23,500,000  23,500,000  140423AA
 (Florida Hosp. Assoc. Proj.) Series 1998 A, 3.60% (FSA Insured)
 (Liquidity Facility Credit Suisse First Boston (BK))    16,600,000
16,600,000  140423AB
Florida Dept. of Envir. Protection Participating VRDN, Series
FR/RI-A18,
3.80% (Liquidity Facility Nat'l. Westminster Bank, PLC) (b)
2,180,000  2,180,000  342812H7
Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev. Rfdg. (Brandon-Oxford
Proj.)
Series 1990 C, 3.70% (Continental Casualty Co. Guaranteed) VRDN 1,500,000 1,500,000 3407375T
Highlands County Health Fac. Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) VRDN:
Series 1996 A, 4.05%, LOC SunTrust Bank, Central Florida, NA
5,010,000  5,010,000  431022DL
 Series B, 4.05% (MBIA Insured) (Liquidity Facility Canadian Imperial
Bank of Commerce)   13,000,000  13,000,000  431022DK
 4.05% (MBIA Insured) (BPA First Nat'l. Bank, Chicago, Illinois) 6,800,000 6,800,000 431022DJ
 4.05%, LOC SunTrust Bank, Central Florida, NA   22,400,000
22,400,000  431022DM
Indian River County Hosp. Dist. Hosp. Rev. Bonds:
Series 1988, 3.35% 2/18/99, LOC Kredietbank, NV, CP mode   1,650,000
1,650,000  45499CJH
 Series 1989, 3.35% 2/18/99, LOC Kredietbank, NV, CP mode   1,000,000
1,000,000  45499CJJ
 Series 1990, 3.35% 2/18/99, LOC Kredietbank, NV, CP mode   4,300,000
4,300,000  45499CJK
Jacksonville Elec. Auth., CP:
Series A, 3.45% 11/13/98 (Liquidity Facility Morgan Guaranty Trust
Co., NY)   3,000,000  3,000,000  46999BCK
 Series A, 3.35% 2/5/99 (Liquidity Facility Morgan Guaranty Trust Co.,
NY)    15,200,000  15,200,000  46999BCP
 Series C-1, 3.40% 2/17/99 (Liquidity Facility Morgan Guaranty Trust
Co., NY)    2,200,000  2,200,000  46999BCQ
Jacksonville Health Facs. Rev. (Faculty Practice Assoc.) 4.05%, LOC
NationsBank, NA, VRDN   1,900,000  1,900,000  469402EH
Lakeland Elec. & Wtr. Participating VRDN, Series 960901, 4.12%
(Liquidity Facility Citibank, NY, NA) (b)   6,600,000  6,600,000
469402EH
Lee County Hosp. Board Hosp. Rev. Bonds (Lee Mem. Hosp. Proj.):
Series 1995 A, 3.60% 11/13/98 (Liquidity Facility SunTrust Bank,
Central Florida, NA) CP mode   2,500,000  2,500,000  523995KK
 Series 1997 B, 3.70% 10/7/98 (Liquidity Facility SunTrust Bank,
Central Florida, NA) CP mode   5,400,000  5,400,000  523995KF
 Series 1997 B, 3.70% 10/9/98 (Liquidity Facility SunTrust Bank,
Central Florida, NA) CP mode   3,800,000  3,800,000  523995KG
Miami Hsg. Fin. Auth. (Miami Jewish Home and Hosp. for the Aged Proj.)

Series 1992, 4.05%, LOC SunTrust Bank, Miami, NA, VRDN (b)   2,000,000
2,000,000  593416AT
Orange County Health Facs. Auth. Rev. (SHCC Svcs., Inc. Proj.) Series
1992,
4%, LOC SunTrust Bank, Miami, NA, VRDN   6,340,000  6,340,000
684503RN
Orange County Ind. Dev. Auth. (Central Florida YMCA Proj.) Series
1997,
4.05%, LOC SunTrust Bank, Central Florida, NA, VRDN   5,625,000
5,625,000  684901CR
Reedy Creek Impt. Dist. Participating VRDN, Series 96C0904,
4.12% (Liquidity Facility Citibank, NY, NA) (b)   9,900,000  9,900,000
269896WY
Sarasota County Pub. Hosp. Dist. Rev. Bonds (Sarasota Mem. Hosp.):
Series 1991, 3.80% 11/19/98, CP mode   4,500,000  4,500,000  8039965U
 Series 1991, 3.65% 12/10/98, CP mode   17,900,000  17,900,000
8039966S
 Series 1993 A, 3.65% 12/10/98, CP mode   25,300,000  25,300,000
8039966T
 Series A, 3.35% 2/26/99 (Liquidity Facility SunTrust Bank, Central
Florida, NA) CP mode   4,400,000  4,400,000  8039966W
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Sunshine State Gov't. Fing. Commission Rev.:
Series 1994 A, CP:
 3.60% 10/16/98 (Liquidity Facility Bank of Nova Scotia) $ 4,400,000 $ 4,400,000 867992NM
  3.40% 12/7/98 (Liquidity Facility Bank of Nova Scotia)   7,500,000
7,500,000  867992PA
  3.45% 2/17/99 (Liquidity Facility Bank of Nova Scotia)    5,880,000
5,880,000  867992PF
 Series 1986, 3.35% 2/2/99 (Liquidity Facility Toronto-Dominion Bank,
 United Bank of Switzerland, AG) (AMBAC Insured) CP mode   15,190,000
15,190,000  867992PD
Tampa Occupational License Series 1996 A, 3.50% (FGIC Insured)
(BPA FGIC Security Purchase, Inc.) VRDN   10,000,000  10,000,000
875198AA
Volusia Hsg. Fin. Auth. Multi-Family Hsg. Rev. (Arbors Apts.) Series
1997 A,
4%, LOC Republic Nat'l. Bank, NY, VRDN   1,550,000  1,550,000
928904EM
West Orange Mem. Hosp. Tax District Rev. Bonds Series 1991-A1, 3.35%
2/1/99,
LOC RaboBank Nederland Coop. Central, CP mode   3,500,000  3,500,000
95499DBG
  264,145,000
GEORGIA - 4.2%
Albany Dougherty County Hosp. Auth. (Phoebe Puttnay Hosp.) Series
1996,
3.65% (AMBAC Insured) (BPA SunTrust Bank, Atlanta) VRDN   5,700,000
5,700,000  012170DF
Brooks County Dev. Auth. Rev. (Presbyterian Home, Inc. Proj.) 4.05%,
LOC SunTrust Bank, Atlanta, VRDN   2,600,000  2,600,000  11436PAA
Burke County Dev. Auth. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.)
Series 1998 B,
3.35% 2/26/99 (AMBAC Insured) (BPA RaboBank Nederland Coop. Central)
CP mode   5,000,000  5,000,000  121994AU
Columbia County Residential Care Facs. Rev. (Augusta Residential Ctr./ Brandon Wilde Lifecare Ctr.) 4.05%, LOC SunTrust Bank, Atlanta, VRDN 3,395,000 3,395,000 197478AA
Dekalb County Dev. Auth. Rev. (BDS Oglethorpe Univ. Proj.)
4.05%, LOC SunTrust Bank, Atlanta, VRDN   2,805,000  2,805,000
240463FE
Fulton County Dev. Auth. Rev. (Robert W. Woodruff Arts Ctr.)
Series 1996, 4.05%, LOC SunTrust Bank, Atlanta, VRDN   3,000,000
3,000,000  359900DR
Fulton County Hsg. Auth. Multi-Family Hsg. Rev. Rfdg., VRDN:
(Holcomb's Landing Apts. Proj.) 3.65%, LOC First Union Nat'l. Bank
(NC)   2,300,000  2,300,000  360055BJ
 (Spring Creek Crossing Proj.) 3.65%, LOC Wachovia Bank, NA
13,000,000  13,000,000  360055BJ
Gwinnett County Dev. Auth. Rev. (Greater Atlanta Schools Proj.) Series
1998,
4.05%, LOC SunTrust Bank, Atlanta, VRDN   6,500,000  6,500,000
403720AH
Macon-Bibb County Hosp. Auth. Rev. (Med. Ctr. of Central Georgia)
VRDN:
Series 1997 A, 4.05%, LOC SunTrust Bank, Atlanta   2,000,000
2,000,000  55553RBS
 4.05%, LOC SunTrust Bank, Atlanta   1,550,000  1,550,000  55553RBR
Marietta Hsg. Auth. Multi-Family Hsg. Rev. Rfdg. (Wood Pointe Apts.)
Series 1993,
3.65%, LOC First Union Nat'l. Bank (NC) VRDN   2,000,000  2,000,000
567663EF
Metropolitan Atlanta Rapid Trans. Auth. Participating VRDN, Series
PT-1064,
4.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)   17,000,000
17,000,000  591745WW
Georgia Muni. Elec. Auth. (Gen. Resolution Proj.):
Bonds:
 Series 1985 A, 3.60% 10/13/98, LOC Bayersiche Landesbank
  Girozentrale, Credit Suisse First Boston Bank (BK) CP mode
4,200,000  4,200,000  625997FL
  Series 1985 B, 3.60% 10/13/98, LOC Bayerische Landesbank Girozentrale, Credit Suisse First Boston Bank (BK) CP mode
3,500,000  3,500,000  625997FK
 Series A, 3.60% 10/15/98, LOC Bayerische Landesbank
 Girozentrale, Morgan Guaranty Trust Co., NY, CP   5,655,000
5,655,000  625997FJ
Richmond County Board of Ed. Participating VRDN, Series 1997 C,
4.12% (Liquidity Caisse des Depots et Consignations) (b)   2,000,000
2,000,000  764581HE
Roswell Hsg. Auth. Multi-Family Hsg. Rev. (Autumnbrook Apts.) Series
1991 A,
4.05%, LOC AmSouth Bank, Birmingham, Alabama, VRDN   5,200,000
5,200,000  778542AM
Savannah Econ. Dev. Auth. Poll. Cont. Rev. Rfdg. (American Cyanamid
Co. Proj.)
Series 1998, 3.50% (American Home Products Corp. Guaranteed) VRDN 13,200,000 13,200,000 80483BAW
  100,605,000
IDAHO - 0.3%
Caribou County Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.) VRDN:
Series 1990, 3.65%   3,600,000  3,600,000  142076AD
 Series 1994 A, 3.65%   3,000,000  3,000,000  142076AE
 Series 1994 B, 3.65%   1,000,000  1,000,000  142076AF
  7,600,000
ILLINOIS - 7.6%
Chicago Gen. Oblig. Participating VRDN, Series PT-1031, 4.14%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)   42,300,000
42,300,000  167484JS
Chicago School Reform Board Participating VRDN, Series 96-BB, 4.12% (Liquidity Facility Bank of America Nat'l. Trust & Savings, NA) (b) 9,000,000 9,000,000 167501RC
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
ILLINOIS -  CONTINUED
Chicago Tax Increment Allocation Rev. (Stockyards Southeast Quad) Series 1996 B, 3.65%, LOC Northern Trust Co., Chicago, VRDN $ 11,700,000 $ 11,700,000 167709AH
Chicago Water Participating VRDN, Series PT-129, 4.14%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)   8,000,000
8,000,000  167736PF
Glendale Heights Participating VRDN 4.19%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)   1,330,000
1,330,000  378905AQ
Illinois Dev. Fin. Auth. (Glenwood School for Boys) Series 1998,
3.65%, LOC Harris Trust & Savings Bank, Chicago, VRDN   13,100,000
13,100,000  4519083X
Illinois Ed. Fin. Auth. Participating VRDN, Series 96C1303,
4.12% (Liquidity Facility Citibank, NY, NA) (b)   9,900,000  9,900,000
269896YG
Illinois Edl. Facs. Auth. Rev.:
Participating VRDN, Series 1997 U, 3.75% (Liquidity Facility First
Union Nat'l. Bank (NC)) (b)   4,250,000  4,250,000  452001WK
 (Art Institute of Chicago) Series 1996, 3.70% (Liquidity Facility
 Bank of America Nat'l. Trust & Savings, NA) VRDN   7,400,000
7,400,000  452001QT
Illinois Health Facs. Auth.:
Rev.:
 Rfdg. (Franciscan Eldercare Commty. Svc.) Series 1996 C, 3.70%,
  LOC LaSalle Nat'l. Bank, Chicago, Illinois, VRDN   9,800,000
9,800,000  45200LHK
  (Lake Forest Hosp. Proj.) 4.50%, LOC First Nat'l. Bank, Chicago,
Illinois, FRDN   2,435,000  2,435,000  45200LAT
  (Little Co. of Mary Hosp.) Series 1997 B, 4.05% (MBIA Insured) (Liquidity Facility First Nat'l. Bank, Chicago, Illinois) VRDN
19,400,000  19,400,000  45200LZM
  (Rehabilitation Institute of Chicago) Series 1997, 4%,
  LOC Bank of America Nat'l. Trust & Savings, NA, VRDN   6,800,000
6,800,000  45200LRM
 Participating VRDN, Series PT-116, 4.14% (Liquidity Facility
  RaboBank Nederland Coop. Central) (b)   9,700,000  9,700,000
45200LTT
Illinois Health Hosp. Rev. (Univ. of Chicago Hosp.) 4.20% (MBIA
Insured)
(Liquidity Facility First Nat'l. Bank, Chicago, Illinois) VRDN 12,500,000 12,500,000 45200LY6
Illinois Reg. Trans. Auth. Participating VRDN, Series SG-10,
4.17% (Liquidity Facility Societe Generale, France) (b)   6,100,000
6,100,000  759911LC
Schaumburg Village Gen. Oblig. Series 1996 A,
3.70% (BPA Credit Suisse First Boston (BK)) VRDN   5,000,000
5,000,000  806347CQ
Winnebago County Gen. Rev. (Mill Proj.) Series 1996,
4.05%, LOC Bank One, Illinois, NA, VRDN   3,235,000  3,235,000
974476AA
  181,950,000
INDIANA - 1.9%
Elkart Commty. Schools TAN 4% 12/31/98   1,600,000  1,600,950
287515LS
Fort Wayne Econ. Dev. Rev. (Edy's Grand Ice Cream Proj.) Series 1985,
4.125%,
LOC Bank of America Nat'l. Trust & Savings, NA, VRDN   3,950,000
3,950,000  349247HB
Fort Wayne Poll. Cont. Rev. (General Motors Corp. Proj.) 3.70%, VRDN 4,600,000 4,600,000 349272AS
Indiana Health Facs. Auth. Hosp. Rev. (Commty. Hosp. Proj.)
Series B, 4.05%, LOC Nat'l. Bank of Detroit, NA, VRDN   7,500,000
7,500,000  454797ZW
Indianapolis Econ. Dev. Rev. Rfdg. (Morningside of College Park)
Series 1993, 4.05%, LOC Bank One, Indiana, NA, VRDN   6,095,000
6,095,000  455261QA
Richmond Econ. Dev. Rev. (Friends Fellowship Commty.) VRDN:
Rfdg. Series 1993, 4.05%, LOC Bank One, Indiana, NA   3,000,000
3,000,000  764781BR
 Series 1997, 4.05%, LOC Bank One, Indiana, NA   2,200,000  2,200,000
764781BT
St. Joseph County Edl. Facs. Rev. (Notre Dame) Series 1998, 3.55% (Liquidity Facility
Bank of America Nat'l. Trust & Savings, NA) VRDN   12,000,000
12,000,000  79061AAV
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop.)
Series 1985L-4,
3.30% 2/1/99 (Nat'l. Rural Utils. Coop. Guaranteed) CP mode
1,250,000  1,250,000  864991WN
Valparaiso Econ. Dev. Rev. (Indiana Retirement Commty. Proj.) 4.05%,
LOC Bank One, Indiana, NA, VRDN   3,700,000  3,700,000  920283BD
  45,895,950
IOWA - 0.3%
Iowa Fin. Auth. (Wheaton Franciscan Svcs.) Series 1998 B,
3.55% (Liquidity Facility Toronto-Dominion Bank) VRDN   3,800,000
3,800,000  46246LHY
Iowa Fin. Auth. Bonds (Single Family Mtg. Backed Securities Prog.)
Series 1998 A,
3.65%, tender 2/24/99 (Canadian Imperial Bank of Commerce Guaranteed)
 2,200,000  2,200,000  46246LHY
  6,000,000
KANSAS - 0.8%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Power Coop., Inc.) Series 1985 C-2,
3.60% 10/9/98 (Nat'l. Rural Utils. Coop. Guaranteed) CP mode
1,000,000  1,000,000  121990NH
La Cygne Envir. Impt. Rev. Rfdg. (Kansas City Pwr. & Lt. Co.) Series
1994, 3.75%, VRDN   18,940,000  18,940,000  502824AB
  19,940,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
KENTUCKY - 1.4%
Jefferson County Poll. Cont. Rev.:
Rfdg. (Philip Morris Co., Inc. Proj.) Series 1992, 4.15%, VRDN $ 1,300,000 $ 1,300,000 473044BJ
 Bonds (Louisville Gas & Elec. Co.):
 Series 1993 A, 3.45% 12/17/98, CP mode   2,635,000  2,635,000
47399HBD
  Series 1996 A, 3.35% 2/5/99, CP mode   4,000,000  4,000,000
47399HBF
Kentucky Asset/Liability Commission Gen. Fund TRAN Series B, 4%
6/25/99   9,000,000  9,045,939  491189AF
Kentucky Asset/Liability Commission Agcy. Fund Bonds Series 1998 A,
3.45% 2/10/99, LOC Commerzbank, AG, CP mode   1,700,000  1,700,000
49118N9B
Louisville & Jefferson County Participating VRDN, Series PT-69,
4.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)   1,460,000
1,460,000  546604BH
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co.)
Series 1992 A:
3.60% 10/13/98, CP mode   6,250,000  6,250,000  89699NAW
 3.65% 10/13/98, CP mode   2,000,000  2,000,000  89699NAU
 3.40% 12/7/98, CP mode   2,000,000  2,000,000  89699NBA
 3.35% 2/5/99, CP mode   3,900,000   89699NAY 3,900,000  89699NAY
  34,290,939
LOUISIANA - 2.2%
Calcasieu Ind. Dev. Board Poll. Cont. Rev. Rfdg. (PPG Inds., Inc.)
Series 1992, 4%, VRDN   10,000,000  10,000,000  128318BJ
Lafayette Econ. Dev. Auth. Ind. Dev. Rev. Rfdg. (Holt County of
Louisiana Proj.)
4.375%, LOC Chase Manhattan Bank of Texas, VRDN   3,865,000  3,865,000
506466AA
Louisiana Pub. Facs. Auth. School Health Care Sys.
(Sisters Charity Incarnate Word Sys.) Series 1997 D:
 3.60% 10/15/98 (BPA Toronto-Dominion Bank) CP mode   2,000,000
2,000,000  54640A9P
  3.45% 10/19/98 (BPA Toronto-Dominion Bank) CP mode   3,000,000
3,000,000  54640A9S
Parish of St. Charles Poll. Cont. Rev. (Shell Oil Co.) Series 1992 B,
4.05%, VRDN   1,400,000  1,400,000  788070BT
Parish of St. James Poll. Cont. Rev. Rfdg. Bonds (Texaco Proj.)
Series 1988 B, 3.55% 10/28/98, CP mode   12,500,000  12,498,750
7901029H
West Baton Rouge Parish Industrial Dist. #3 Rev. (Dow Chemical Co.
Proj.):
Rfdg. Bonds Series 1991:
 3.60% 11/2/98, CP mode   3,800,000  3,800,000  95199MBJ
  3.40% 12/1/98, CP mode   14,200,000  14,200,000  95199MBM
 Series 1994 B, 4.15%, VRDN   2,600,000   951340AC 2,600,000  951340AC
  53,363,750
MARYLAND - 1.0%
Maryland Gen. Oblig. Participating VRDN, Series 1998-33, 4.17%
(Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)   4,000,000
4,000,000  574192MW
Maryland Hsg. & Commty. Dev. Participating VRDN, Series 1997-P,
4.12% (Liquidity Facility Caisse des Depots et Consignations) (b) 8,470,000 8,470,000 57419JQW
Southwest Resource Recovery Participating VRDN, Series 96C2001,
4.12% (Liquidity Facility Citibank, NY, NA) (b)   11,185,000
269896K6 11,185,000  269896K6
  23,655,000
MASSACHUSETTS - 2.9%
Hingham Gen. Oblig. BAN 3.75% 9/30/99   6,500,000  6,526,892  433344NK
Massachusetts Bay Trans. Auth. RAN Series 1998 B, 4.25% 9/3/99 45,000,000 45,368,679 575567KJ
Massachusetts Gen. Oblig. Participating VRDN (b):
Series 35, 4.17% (Liquidity Facility Morgan Stanley Dean Witter & Co.)
  4,230,000  4,230,000  575827RJ
 Series 96C2101, 4.12% (Liquidity Facility Citibank, NY, NA)
6,100,000  6,100,000  269896YM
Massachusetts Tpk. Auth. Participating VRDN, Series 1997 N, 4.15% (Liquidity Facility Bank of America Nat'l. Trust & Savings) (b) 6,700,000 6,700,000 57604EAJ
  68,925,571
MICHIGAN - 0.4%
Delta County Econ. Dev. Corp. Envir. Impt. Rev. (Mead Escanaba Corp.)
Series E, 4.15%, LOC Bank of Nova Scotia, VRDN   3,700,000  3,700,000
247568AL
Grand Rapids Econ. Dev. Corp. Ltd. Oblig. Rev. (Holland Home Proj.)
Series 1994 B, 4.05%, LOC Old Kent Bank & Trust Co., VRDN   2,250,000
2,250,000  386247AQ
Michigan Strategic Fund Ltd. Oblig. Rev. (Michigan Sugar Co. - Caro
Proj.)
Series 1991, 4.05%, LOC SunTrust Bank, Atlanta, VRDN   1,500,000
1,500,000  594692B7
Royal Oak Hosp. Fin. Auth. (William Beaumont Hosp.) Series 1996 J,
4.15% (BPA Nat'l. Bank of Detroit, NA) VRDN   2,800,000   780486EB
2,800,000  780486EB
  10,250,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
MINNESOTA - 1.2%
Minnesota Hsg. Fin. Agcy. Participating VRDN, Series PT-114,
4.14%, LOC RaboBank Nederland Coop. Central (b)  $ 1,140,000 $
1,140,000  60415MXJ
Minnetonka Multi-Family Hsg. Rev. Rfdg. (Cliffs at Ridgedale Proj.)
Series 1995, 4.05% (FNMA Guaranteed) VRDN   20,900,000  20,900,000
604217AR
Rochester Health Care Facs. Rev. (Mayo Foundation Proj.) Series 1985
C,
4.15% (BPA RaboBank Nederland Coop. Central) VRDN   7,000,000
7,000,000  771902BS
  29,040,000
MISSOURI - 2.4%
Missouri Envir. Impt. & Energy Resource Auth. Poll. Cont. Rev.:
Bonds (Union Elec. Co.) Series 1985 A, 3.35% 10/21/98,
 LOC United Bank of Switzerland, AG, CP mode   2,500,000  2,500,000
610994BU
 (Assoc. Elec. Coop.) Series 1993 M, 3.65% (Nat'l. Rural Utils. Coop.
Guaranteed) VRDN   13,700,000  13,700,000  606906BU  606906BU
Missouri Envir. Impt. & Energy Resource Auth. Rev. Rfdg.
(Kansas City Pwr. & Lt. Co.) Series 1992, 3.70%, VRDN   7,300,000
7,300,000  606907AH  606907AH
Missouri Health & Edl. Facs. Auth. (Lutheran Sr. Svcs. ) 3.65%,
LOC LaSalle Nat'l. Bank, Chicago, Illinois, VRDN   3,000,000
3,000,000  60635RSW
Missouri Health & Edl. Facs. Research Facs. Rev. (Stowers Institute
Med. Research)
4%, LOC Morgan Guaranty Trust Co., NY, VRDN   31,000,000   60635HPK
31,000,000  60635HPK
  57,500,000
NEBRASKA - 0.3%
Nebraska Pub. Pwr. Dist. Series A, CP:
3.45% 12/8/98 (Liquidity Facility Bank of America
 Nat'l. Trust & Savings, NA, Bank of Nova Scotia)    1,800,000
1,800,000  6396839Q
 3.40% 2/5/99 (Liquidity Facility Bank of America
 Nat'l. Trust & Savings, NA, Bank of Nova Scotia)    5,100,000
5,100,000  6396839R
  6,900,000
NEVADA - 0.9%
Las Vegas Valley Water Dist. Series A, 3.40% 3/10/99, LOC United Bank of Switzerland, AG, Westdeutsche Landesbank Girozentrale, CP
9,500,000  9,500,000  51784E9L
Nevada Gen. Oblig. Participating VRDN (b):
Series FR/RI-36, 3.80% (Liquidity Facility Bank of New York, NA) 4,100,000 4,100,000 641459B8
 Series SG-20, 4.17% (Liquidity Facility Societe Generale, France) 5,815,000 5,815,000 641459NX
Nevada Hsg. Single Family Mtg. Bonds Series 1, 3.35% 3/1/99 (FGIC
Guaranteed)   2,885,000   641271YD 2,885,000  641271YD
  22,300,000
NEW HAMPSHIRE - 0.6%
New Hampshire Bus. Fin. Auth. Bonds (New England Pwr. Co. Proj.)
Series 1990 B, 3.40% 5/20/99, CP mode   15,300,000  15,300,000
64499EEJ
NEW JERSEY - 0.2%
New Jersey Trans. Trust Fund Auth. Trans. Sys. Bonds Series B, 5%
6/15/99   4,000,000  4,044,158  646135GR
NEW MEXICO - 1.4%
Farmington Poll. Cont. Participating VRDN, Series A PT-133,
4.19% (Liquidity Facility Credit Suisse First Boston (BK)) (b) 33,195,000 33,195,000 311450DK
NEW YORK - 4.8%
Nassau County Serial Gen. Impt. Participating VRDN, Series PT-1069,
4.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)   5,715,000
5,715,000  592596WR
New York City Gen. Oblig.:
Participating VRDN, Series PT-1042, 4.21% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)   7,600,000  7,600,000  649668P3
 VRDN:
 Series 1994 B-2, 4.25%, LOC Morgan Guaranty Trust Co., NY   1,400,000
1,400,000  649660PA
  Series 1994 E-2, 4.10%, LOC Morgan Guaranty Trust Co., NY
2,000,000  2,000,000  649660PX
  Series 1994 E-4, 4.10%, LOC State Street Bank & Trust Co, Boston 2,000,000 2,000,000 649660QA
  Series 1994 E-5, 4.10%, LOC Morgan Guaranty Trust Co., NY
2,000,000  2,000,000  649660QG
  Series 1995 B-5, 3.95% (MBIA Insured) (Liquidity Facility RaboBank
Nederland Coop. Central)    6,300,000  6,300,000  649660RN
New York City Muni. Assistance Corp. Participating VRDN, Series 98
FR/RI-A11,
3.85% (Liquidity Facility Nat'l. Westminster Bank, PLC) (b)
2,450,000  2,450,000  6261903D
New York City Muni. Wtr. Fin. Auth. Participating VRDN (b):
Series PT-1032, 4.14% (Liquidity Facility Merrill Lynch & Co., Inc.)
 18,700,000  18,700,000  64970KEM
 Series SG-26, 4.17% (Liquidity Facility Societe Generale, France) 11,400,000 11,400,000 6497066X
New York Metropolitan Trans. Auth. Commuter Facs. Participating VRDN, Series PT-1052A, 4.14% (Liquidity Facility Merrill Lynch & Co., Inc.)
(b)   20,235,000  20,235,000  592596WR
New York State Energy Research & Dev. Auth. Participating VRDN, Series
943202,
4.12% (Liquidity Facility Citibank, NY, NA) (b)   2,800,000  2,800,000
269896GS
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Local Gov't. Assistance Corp. Participating VRDN (b):
Series PT-1040, 4.14% (Liquidity Facility Merrill Lynch & Co., Inc.)
$ 4,000,000 $ 4,000,000  649876UQ
 Series PT-1068, 4.14% (Liquidity Facility Merrill Lynch & Co., Inc.)
  16,810,000  16,810,000  649876UW
New York State Med. Care Facs. Fin. Agcy. Participating VRDN (b):
Series PA-89, 4.14% (Liquidity Facility Merrill Lynch & Co., Inc.) 3,875,000 3,875,000 64988KDH
 Series PT-145A, 4.14% (Liquidity Facility Merrill Lynch & Co., Inc.) 4,655,000 4,655,000 64988KJ8
New York State Pwr. Auth. Rev. & Gen. Series 1, 3.60% 10/16/98
(Liquidity Facility
Bank of Nova Scotia, Morgan Guaranty Trust Co., NY) CP   3,100,000
3,100,000  64999HCU
  115,040,000
NEW YORK & NEW JERSEY - 0.2%
New York & New Jersey Port Auth. Versatile Structure Oblig. 4.20%
(BPA Morgan Guaranty Trust Co., NY) VRDN   5,000,000  5,000,000
73358EAL
NORTH CAROLINA - 0.9%
North Carolina Eastern Muni. Pwr. Auth. Bonds 3.65% 10/21/98,
LOC Morgan Guaranty Trust Co., NY, United Bank of Switzerland, AG, CP
mode   5,760,000  5,760,000  658994FE
Raleigh-Durham Arpt. Auth. Spl. Facs. Rev. Rfdg. (American Airlines,
Inc.) VRDN:
Series1995 A, 4.15%, LOC Royal Bank of Canada    14,400,000
14,400,000  751076AT
 Series 1995 B, 4.15%, LOC Royal Bank of Canada   2,300,000  2,300,000
751076AV
  22,460,000
OHIO - 3.2%
Clinton County Hosp. Rev. (Hosp. Cap., Inc. Pooled Fing. Prog.)
Series 1998, 3.65%, LOC Fifth Third Bank, VRDN   10,800,000
10,800,000  187490AB
Cuyahoga County Hosp. Rev. (Cleveland Clinic Foundation) Series 1997
D, 4.15%
(Liquidity Facility Bank of America Nat'l. Trust & Savings, NA) VRDN 1,200,000 1,200,000 232265U2
Franklin County Ind. Dev. Rev. Rfdg. (Alco Standard Corp. Proj.) Series 1994, 4.05%, LOC NationsBank of North Carolina, VRDN
1,700,000  1,700,000  353190VM
Greene County Gen. Oblig. BAN 3.90% 9/9/99   4,302,400  4,313,446
394640U5
Marion County Hosp. Rev. (Pooled Lease Prog.) Series 1992,
4.05%, LOC Bank One, NA, VRDN   1,210,000  1,210,000  569122AZ
Medina County Health Care Facs. (Oaks at Medina Proj.)
Series B. 4.05%, LOC Bank One, NA, VRDN   7,100,000  7,100,000
584723AL
Ohio Higher Edl. Facs. Rev. (Pooled Fing. Prog.) VRDN:
Series 1997, 4.05%, LOC Fifth Third Bank   24,355,000  24,355,000
67756ADF
 4.05%, LOC Firth Third Bank   10,030,000  10,030,000  67756AFT
Ohio Wtr. Dev. Auth. Collateralized Poll. Cont. Rev. Rfdg. Bonds (Cleveland Elec. Illum. Co. Proj.) Series 1988 A, 3.35% 2/19/99
(FGIC Insured) (Liquidity Facility FGIC Security Purchase, Inc.) CP
mode   14,650,000  14,650,000  6799973Y
  75,358,446
PENNSYLVANIA - 7.1%
Allegheny County Hosp. Dev. Auth. Health Ctr. Rev. (Presbyterian Univ. Health Sys.)
Series 1990 B, 4.05% (MBIA Insured) (BPA PNC Bank, NA) VRDN
8,000,000  8,000,000  0172894U
Allegheny County Ind. Dev. Auth., VRDN:
Rev. Rfdg. (N. Versailles Shopping Ctr.) Series 1992, 4.05%, LOC Bank
One, NA   3,065,000  3,065,000  017292QU
 (Longwood at Oakmont, Inc.) Series 1997 A, 4.10%, LOC Dresdner Bank,
AG   2,300,000  2,300,000  017292SK
 (Jewish Home & Hosp. for Aged) Series 1996 B, 4.05%, LOC PNC Bank, NA 4,140,000 4,140,000 017292SB
Beaver County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Duquesne Lt. Co. Proj.) Series 1994,
3.35% 10/19/98, LOC United Bank of Switzerland, AG, CP mode
2,500,000  2,500,000  074997AL
Berks County Ind. Dev. Auth. Rev., VRDN:
(Continental Assurance Co. Proj.) Series 1982, 3.55% (Continental
Casualty Co. Guaranteed)   1,500,000  1,500,000  084517AS
 (Lutheran Home at Topton Proj.) Series 1993 B, 3.70%, LOC First Union
Nat'l. Bank (NC)   8,700,000  8,700,000  084522EM
Dauphin County Gen. Auth., VRDN:
School Dist. (Pooled Fin. Prog.) 3.80% (AMBAC Insured)
 (BPA Bank of Nova Scotia, Commerzbank, AG)    14,400,000  14,400,000
238259R7
 (All-Health Pooled Fin. Prog.):
 Series 1997 A, 3.65% (FSA Insured) (Liquidity Facility Credit Suisse
First Boston (BK))    38,690,000  38,690,000  238259R9
  3.65% (AMBAC Insured) (BPA Credit Suisse First Boston (BK)) 25,000,000 25,000,000 238259S2
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr.)
Series 1996, 4.07%, LOC Kredietbank, VRDN   4,900,000  4,900,000
246006ML
Delaware County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Philadelphia Elec. Co.) Series 1988 B, CP mode:
 3.35% 10/1/98 (FGIC Insured)    3,000,000  3,000,000  246991SQ
  3.50% 10/8/98 (FGIC Insured)    3,900,000  3,900,000  246991SQ
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College)
4.10% (BPA Chase Manhattan Bank) VRDN   14,805,000  14,805,000
514328DS
Lehigh County Ind. Dev. Rev. (The Keebler Corp.) Series 1992,
4.05%, LOC Bank of Nova Scotia, VRDN   3,940,000  3,940,000  524807AT
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
North Lebanon Township Muni. Auth. (Grace Commty., Inc. Proj.)
Series 1992 B, 3.70%, LOC First Union Nat'l. Bank (NC) VRDN $ 1,425,000 $ 1,425,000 660446AQ
Pennsylvania Econ. Dev. Auth. Rev. (Foxdale Village Proj.)
Series 1989 C, 4.05%, LOC PNC Bank, NA, VRDN   2,150,000  2,150,000
708684AJ
Philadelphia Hosp. Rev. (Children's Hosp. Proj.) Series 1996 A, 4.15%
(Liquidity Facility Morgan Guaranty Trust Co., NY) VRDN   7,450,000
7,450,000  717903XM
Philadelphia Ind. Dev. Rev. (Institute for Cancer Research Fox Chase
Proj.) VRDN:
Series 1990 A, 4.15%, LOC Morgan Guaranty Trust Co., NY    1,000,000
1,000,000  717818MJ
 Series 1997, 4.15%, LOC Morgan Guaranty Trust Co., NY    1,700,000
1,700,000  717818MJ
Philadelphia Redev. Auth. School Rev. (School for the Deaf) 3.80%, LOC
PNC Bank, NA, VRDN   3,500,000  3,500,000  717870AA
Scranton-Lackawanna Health & Welfare Auth. (Elan Gardens Proj.) Series
1996,
4.20%, LOC PNC Bank NA, VRDN   4,000,000  4,000,000  810694WX
South Fork Muni. Auth. Hosp. Rev. (Lee Hosp. Proj.)
Series 1993 B, 4.05%, LOC PNC Bank, NA, VRDN   5,070,000  5,070,000
83786DBD
Titusville School Dist. Participating VRDN, Series PA-191,
4.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)   4,495,000
4,495,000  888675CD
West Cornwall Muni. Auth. Rev. (Lebanon Valley Brethren Home)
3.70%, LOC First Union Nat'l. Bank (NC) VRDN   875,000  875,000
952354AS
  170,505,000
RHODE ISLAND - 0.1%
Rhode Island Health & Edl. Bldg. Rev. (Providence Country Day School)
Series 1996, 4%, LOC Fleet Nat'l. Bank, VRDN   1,995,000  1,995,000
762195AA
SOUTH CAROLINA - 1.7%
South Carolina Edl. Facs. Auth. (Allen Univ. Proj.) 4.05%, LOC
NationsBank, NA, VRDN   4,000,000  4,000,000  836896BN
South Carolina Cap. Impt. Participating VRDN, Series BTP-27,
4.14% (Liquidity Facility Automatic Data Processing, Inc.) (b) 1,326,000 1,326,000 8371065W
South Carolina Hsg. Fin. & Dev. Auth. Multi-Family Hsg. Rev. Rfdg.,
VRDN:
(Charleston Oxford) Series 1990 B, 3.70% (Continental Casualty Co.
Guaranteed)   10,180,000  10,180,000  83712EAA
 (Greenville Oxford) Series 1990 A, 3.70% (Continental Casualty Co.
Guaranteed)   4,855,000  4,855,000  83712EAB
 (Richland Oxford) Series 1990 C, 3.70% (Continental Casualty Co.
Guaranteed)   5,130,000  5,130,000  83712EAC
South Carolina Jobs Econ. Dev. Auth. Healthcare Facs. Rev. (The Methodist Home Proj.)
Series 1994, 4.05%, LOC NationsBank, NA, VRDN   5,600,000  5,600,000
837033BX
South Carolina Pub. Svc. Auth. Participating VRDN, Series 96C4001,
4.12% (Liquidity Facility Citibank, NY, NA) (b)   6,900,000  6,900,000
269896ZM
Walhalla Rev. Rfdg. (Avondale Mills Inc. Proj.) Series 1990,
4.05%, LOC SunTrust Bank, Atlanta, VRDN   1,800,000  1,800,000
931471AA
  39,791,000
SOUTH DAKOTA - 0.1%
South Dakota Health & Ed. Facs. Auth. Rev. Rfdg. (Sioux Valley Hosp.)
Series 1992 A, 4.05%, VRDN   3,000,000  3,000,000  837559J5
TENNESSEE - 1.3%
Jackson Hsg. Fac. Board Multi-Family Hsg. Rev. Rfdg. (Post House North Apts. Proj.)
4.05%, LOC SouthTrust Bank, NA, Alabama, VRDN   3,585,000  3,585,000
468741BK
Knoxville Wtr. Participating VRDN, Series BT-57, 4.19%
(Liquidity Facility Automatic Data Processing, Inc.) (b)   3,540,000
3,540,000  499818MG
Memphis Ctr. Rev. Fin. Corp. (Arbors of Harbor Town Project)
Series 1990, 4.10% (Northwestern Mutual Guaranteed) VRDN   4,700,000
4,700,000  586072AQ
Memphis Gen. Impt. Participating VRDN, Series SG-23,
4.17% (Liquidity Facility Societe Generale, France) (b)   30,000
30,000  586145BS
Nashville & Davidson County Metropolitan Govt. Gen. Oblig.
Participating VRDN,
Series SG-11, 3.70% (Liquidity Facility Societe Generale, France) (b)
 2,100,000  2,100,000  592013YD
Rutherford County Ind. Dev. (Cumberland-Swan, Inc. Proj.) Series 1987,

4.05%, LOC SunTrust Bank, Nashville, NA, VRDN   1,075,000  1,075,000
783260HD
Sevier County Pub Bldg., VRDN:
Series D1, 3.97% (AMBAC Insured) (Liquidity Facility KBC Bank, NV) 1,500,000 1,500,000 818200CM
 Series 2D2, 3.97% (AMBAC Insured) (Liquidity Facility KBC Bank, NV) 4,000,000 4,000,000 818200CN
Shelby County Gen. Oblig. 3.35% 3/1/99 (Liquidity Facility Landesbank
Hessen-Thuringen) CP   10,000,000  10,000,000  8216859J
  30,530,000
TEXAS - 17.2%
Austin Combined Util. Sys.:
Participating VRDN, Series PT-127,
 4.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)   2,300,000
2,300,000  052474SF
 Series A, CP:
 3.45% 12/17/98, LOC Morgan Guaranty Trust Co., NY   2,800,000
2,800,000  05199JAJ
  3.35% 2/19/99, LOC Morgan Guaranty Trust Co., NY   5,007,000
5,007,000  05199JAL
  3.35% 3/1/99, LOC Morgan Guaranty Trust Co., NY   4,900,000
4,900,000  05199JAM
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
TEXAS - CONTINUED
Austin Higher Ed. Auth. (St. Edward's Univ.) Series 1995, 4.05%, LOC NationsBank of Texas, VRDN $ 12,000,000 $ 12,000,000 05242EAA
Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Riverchase Proj.)
Series 1985 A,
4.20%, LOC Household Finance Corp., VRDN   6,000,000  6,000,000
052425BS
Bexar County Health Facs. Dev. Corp. Rev. (Warm Springs Rehabilitation
Proj.)
Series 1997, 4.05%, LOC Chase Manhattan Bank of Texas, VRDN
5,400,000  5,400,000  088354CL
Brazos River Hbr. Navigation Dist. of Brazoria Rev. Bonds
(Dow Chemical Co.) Series 1991, 3.65% 11/10/98, CP mode   13,900,000
13,900,000  10599DKL
Brownsville Util. Sys. Series A, 3.35% 2/1/99, LOC Toronto-Dominion
Bank, CP   1,000,000  1,000,000  1164759V
Coastal Wtr. Auth of Texas Participating VRDN, 4.12% (Liquidity
Facility
Caisse des Depots et Consignations) (b)   6,175,000  6,175,000
19058FBS
Colorado River Muni. Wtr. Dist. Participating VRDN, Series PA-187,
4.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)   2,000,000
2,000,000  196558LB
Comal County Health Facs. Dev. (McKenna Mem. Health Sys.)
4.05%, LOC Chase Manhattan Bank of Texas, VRDN   2,900,000  2,900,000
199804AD
Dallas Civic Ctr. Convention Complex Participating VRDN, Series
PT-1059,
4.14% (Liquidity Merrill Lynch & Co., Inc.) (b)   8,325,000  8,325,000
235258JF
Dallas Area Rapid Transit Sales Tax Rev. Series A, CP:
3.35% 2/2/99, LOC Westdeutsche Landesbank Girozentrale, United Bank of
Switzerland, AG   3,100,000  3,100,000  23599QBE
 3.45% 3/25/99, LOC Westdeutsche Landesbank Girozentrale, United Bank
of Switzerland, AG   11,000,000  11,000,000  23599QBE
Farmers Branch Ind. Dev. Corp. Rev. Rfdg. (PPG Inds., Inc. Proj.)
Series 1992, 4%, VRDN    3,700,000  3,700,000  309522AG
Grapevine-Colleyville Participating VRDN, Series SG-69, 4.12%
(Liquidity Facility Society Generale, France) (b)   6,575,000
6,575,000  388640XM
Greater East Texas Higher Ed. Auth. Student Loan Rev. Rfdg. Bonds
Series 1992 A,
3.55%, tender 9/1/99, LOC Student Loan Marketing Assoc.   10,200,000
10,200,000  391693AS
Harris County Health Facs. Dev. Corp. Rev., VRDN:
(Buckner Retirement Svcs. Proj.) 4.10%, LOC Chase Manhattan Bank of
Texas, NationsBank, NA   15,000,000  15,000,000  41315RAG
 (St. Lukes Hospital) Series A, 4.10% (BPA Morgan Guaranty Trust Co,
NY) VRDN   23,310,000  23,310,000  41315RBD
Houston Gen. Oblig., CP:
Series A, 3.45% 10/16/98 (Liquidity Facility Toronto-Dominion Bank) 17,900,000 17,900,000 44399BCL
 Series B:
 3.55% 10/30/98 (Liquidity Facility Morgan Guaranty
  Trust Co., NY, United Bank of Switzerland, AG)    3,200,000
3,200,000  44399BCT
  3.42% 12/14/98 (Liquidity Facility Morgan Guaranty
  Trust Co., NY, United Bank of Switzerland, AG)   12,000,000
12,000,000  44399BCR
 Series C, 3.45% 10/16/98 (Liquidity Facility Toronto-Dominion Bank) 2,200,000 2,200,000 44399BCM
Houston Hsg. Fin. Corp. Participating VRDN,
Series PT-1, 4.14% (Liquidity Facility Banque Nationale de Paris) (b)
 12,660,000  12,660,000  442397FS
Houston Wtr. & Swr. Sys. Rev.:
Participating VRDN (b):
 Series 1998 FR/RI-5, 3.80% (Liquidity Facility Bank of New York, NA)
(b)   9,600,000  9,600,000  442436B2
  Series SG-24, 4.17% (Liquidity Facility Societe Generale, France)
(b)   6,840,000  6,840,000  442436UU
 Series A, 3.40% (Liquidity Facility Credit Suisse First Boston (BK)
 Westdeutsche Landesbank Girozentrale) CP   3,300,000  3,300,000
44299VCE
Matagorda County Navigation Dist #1 Participating VRDN, Series 1997 D,

4.12% (Liquidity Facility Caisse des Depots et Consignations) (b) 4,840,000 4,840,000 57652TAJ
North Central Health Facs. Dev. Corp. Hosp. Rev. Bonds (Methodist Hosp. of Dallas):
Series 1991 B, 3.40% 12/17/98 (MBIA Insured)
 (BPA RaboBank Nederland Coop. Central) CP mode   7,000,000  7,000,000
658999AX
 Series 1998, 3.40% 3/5/99 (AMBAC Insured) (Liquidity Facility
 RaboBank Nederland Coop. Central) CP mode   31,000,000  31,000,000
658999AY
North Texas Tollway Auth. Participating VRDN, Series PA-188,
4.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)   10,000,000
10,000,000  662858AY
Plano Health Facs. Dev. Corp. Hosp. Rev. Bonds (Childrens & Presbyterian Health Care Ctr.):
3.65% 10/21/98 (MBIA Insured) (BPA Chase Manhattan Bank of Texas) CP
mode   1,000,000  1,000,000  727999BD
 3.35% 10/22/98 (MBIA Insured) (BPA Chase Manhattan Bank of Texas) CP
mode   3,000,000  3,000,000  727999BL
Port Arthur Navigation Dist. Poll. Cont. Rev. Rfdg. (Texaco, Inc.
Proj.) Series 1994, 4.15%, VRDN   1,300,000  1,300,000  735222AH
San Antonio Elec. & Gas Sys. Series A, CP:
3.25% 10/13/98 (Liquidity Facility Chase Manhattan
 Bank of Texas, Morgan Guaranty Trust Co., NY)    28,250,000
28,250,000  798992HQ
 3.65% 10/16/98   15,000,000  15,000,000  798992HC
 3.40% 12/1/98 (Liquidity Facility Chase Manhattan
 Bank of Texas, Morgan Guaranty Trust Co., NY)    3,300,000  3,300,000
798992HQ
 3.40% 1/12/99 (Liquidity Facility Chase Manhattan
 Bank of Texas, Morgan Guaranty Trust Co., NY)    3,700,000  3,700,000
798992HT
San Antonio Wtr. Participating VRDN, Series 1996,
4.12% (Liquidity Facility Citibank, NY, NA) (b)   7,500,000  7,500,000
269896Y3
San Antonio Wtr. Sys. Series 1995, 3.60% 10/1/98 (Liquidity Facility
Westdeutsche Landesbank Girozentrale) CP   5,000,000  5,000,000
798992HS
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
TEXAS - CONTINUED
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997,
4.05%,
LOC NationsBank, NA, VRDN  $ 12,700,000 $ 12,700,000  824174AR
Tarrant County Health Facs. Dev. Corp. Rev. (Advantist Health System
Sunbelt)
Series 1996 A, 4.05%, LOC SunTrust Bank, Central Florida, NA, VRDN 12,595,000 12,595,000 87638LAX
Texas Dept. of Hsg. & Commty. Affairs Participating VRDN, Series PT-9,
4.14%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)   2,640,000
2,640,000  882749BS
Texas Gen. Oblig. TRAN Series 1998-1999, 4.50% 8/31/99   2,400,000
2,428,474  882719Z2
Texas Hsg. & Commty. Participating VRDN, Series PA-126, 4.14%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)   3,365,000
3,365,000  88275FDR
Texas Muni. Pwr. Agcy., CP:
3.35% 10/19/98 (Liquidity Facility Morgan Guaranty Trust Co., NY,
 Chase Manhattan Bank of Texas)    8,200,000  8,200,000  882999FH
 3.45% 10/19/98 (Liquidity Facility Morgan Guaranty Trust Co., NY,
 Chase Manhattan Bank of Texas)    2,600,000  2,600,000  882999FF
 3.45% 10/22/98 (Liquidity Facility Morgan Guaranty Trust Co., NY,
 Chase Manhattan Bank of Texas)    3,300,000  3,300,000  882999FG
Texas Pub. Fin. Auth. Bldg. Rev. Rfdg. Bonds (Dept. of
Criminal Justice Proj.) Series1998 A, 4.25% 2/1/99   3,375,000
3,380,649  88275MJU
Texas Small Bus. Ind. Dev. Corp. (Pub. Fac. Cap. Access Prog.) 3.65%, LOC Credit Suisse First Boston (BK), Nat'l. Westminster Bank, PLC,
VRDN   7,000,000  7,000,000  882692AL
Texas Tpk. Auth. Participating VRDN, Series PA-189,
4.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)   12,595,000
12,595,000  882780GA
Texas Wtr. Dev. Board Participating VRDN, Series SGA-23, 3.70%
(Liquidity Facility Societe Generale, France) (b)   1,900,000
1,900,000  882854CN
Texas Wtr. Dev. Board Rev. Series 1992 A, 4.20% (Liquidity Facility
Canadian Imperial Bank of Commerce) VRDN   1,400,000  1,400,000
882716UB
University of Texas Fing. Sys. Rev. Series A, 3.35% 12/8/98, CP 2,934,000 2,934,000 92199LBP
  411,220,123
UTAH - 2.7%
Intermountain Pwr. Agcy. Supply Rev.:
Bonds:
 Rfdg.:
  Series 1985 E-2:
   3.45% 10/19/98 (AMBAC Insured) (BPA United Bank of Switzerland, AG)
CP mode   1,500,000  1,500,000  458997HW
    3.40% 1/14/99 (AMBAC Insured) (BPA United Bank of Switzerland, AG)
CP mode   5,000,000  5,000,000  458997JH
   Series 1985 F, 3.35% 2/2/99, LOC Bank of America Nat'l. Trust &
Savings, NA, CP mode   4,300,000  4,300,000  458997JQ
   Series E, 3.35% 2/11/99, LOC Bank of America Nat'l. Trust &
Savings, NA, CP mode   8,000,000  8,000,000  458997JT
  Series 1997 B-3, 3.55% 2/23/99 (Liquidity Facility Bank of Nova
Scotia,
  Bank of America Nat'l. Trust & Savings, NA) CP mode   2,300,000
2,300,000  458997HU
  Series F, 3.35% 2/1/99 (AMBAC Insured) (BPA United Bank of
Switzerland) CP mode   3,300,000  3,300,000  458997JJ
 CP:
 Series 1997 B-1, 3.35% 2/2/99 (Liquidity Facility Bank of America
  Nat'l. Trust & Savings, NA, Bank of Nova Scotia)    8,400,000
8,400,000  458997JR
  Series 1998 B-5:
  3.35% 10/22/98 (Liquidity Facility Morgan Guaranty Trust Co., NY) 2,000,000 2,000,000 458997JC
   3.60% 11/12/98 (Liquidity Facility Morgan Guaranty Trust Co., NY) 2,000,000 2,000,000 458997HC
 Participating VRDN, Series 96C4402, 4.12% (Liquidity Facility
Citibank, NY, NA) (b)   4,800,000  4,800,000  269896ZX
Taylorsville Ind. Dev. Rev. (BDS Hermes Assoc. Proj.) 4.05%, LOC Bank
One, Arizona, NA, VRDN   5,000,000  5,000,000  877527AA
Utah Gen. Oblig. Hwy. Series 1998 B, 3.40% 12/9/98, CP   9,000,000
9,000,000  91755X9F
Utah Hsg. Fin. Auth. Single Family Mtg. Rev. Series 1998, 3.60%
(Bayerische Landesbank Girozentrale Guaranteed) VRDN   7,755,000
91755NLJ 7,755,000  91755NLJ
  63,355,000
VIRGINIA - 3.2%
Alexandria Redev. & Hsg. Auth. Residential Care Facs. 1st Mortgage Rev. (Goodwyn House)
Series 1996 B, 4.10%, LOC First Union Nat'l. Bank (NC) VRDN
2,865,000  2,865,000  015333AT
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr.
Co. Proj.)
Series 1985, 3.40% 2/18/99, CP mode   1,100,000  1,100,000  16599KAX
Chesterfield Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1985, 3.45% 2/24/99, CP mode   2,400,000  2,400,000  166999JU
 Series 1987 A:
 3.65% 11/12/98 (Liquidity Facility Bank of New York, NA, NationsBank,
NA) CP mode   2,350,000  2,350,000  166999JR
  3.40% 2/18/99 (Liquidity Facility Bank of New York, NA, NationsBank,
NA) CP mode   14,000,000  14,000,000  166999JW
 Series B:
 3.70% 10/9/98, CP mode   1,500,000  1,500,000  166999JH
  3.60% 10/15/98, CP mode   5,000,000  5,000,000  166999JL
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
VIRGINIA - CONTINUED
Chesterfield Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.): - continued 166999JU
Series B:
 3.60% 10/20/98, CP mode  $ 2,985,000 $ 2,985,000  166999JM
  3.65% 11/13/98, CP mode   2,000,000  2,000,000  166999JP
  3.40% 12/16/98, CP mode   4,000,000  4,000,000  166999JT
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr.
Co. Proj.):
Series 1985:
 3.60% 10/15/98, CP mode   8,000,000  8,000,000  546994GW
  3.65% 11/13/98, CP mode   2,700,000  2,700,000  546994GX
  3.40% 12/16/98, CP mode   8,700,000  8,700,000  546994HC
 Series 1987, 3.45% 2/24/99, CP mode   2,500,000  2,500,000  546994HD
Peninsula Port Auth. Rev. Rfdg. (Dominion Term. Assoc.)
Series 1987 D, 4.15%, LOC Barclays Bank, PLC, VRDN   2,805,000
2,805,000  707162AV
Prince William Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
3.40% 2/18/99, CP mode   1,100,000  1,100,000  74599RAG
 3.45% 2/24/99, CP mode   1,700,000  1,700,000  74599RAF
Roanoke Ind. Dev. Auth. Hosp. (Carilion Health Sys.) Series 1997 A,
4.20% (Liquidity Facility NationsBank, NA) VRDN   8,800,000  8,800,000
770084CS
Waynesboro Residential Care Rev. (Sunnyside Presbyterian Home) Series
1997,
4.10%, LOC First Union Nat'l. Bank (NC) VRDN   1,340,000  1,340,000
946655AA
  75,845,000
WASHINGTON - 2.9%
Kent Gen. Oblig. Participating VRDN, Series SGA-27,
3.70% (Liquidity Facility Societe Generale, France) (b)   4,100,000
4,100,000  490746RD
Port Seattle Rev. Series A, 3.60% 12/18/98, LOC Bank of America Nat'l.
Trust & Savings, NA, CP   7,715,000  7,715,000  735997AC
Washington Gen. Oblig. Participating VRDN (b):
Series 1993 C, 4.12% (Liquidity Facility Citibank, NY, NA)
21,700,000  21,700,000  2698969B
 Series SGA-36, 3.70% (Liquidity Facility Societe Generale, France) 2,000,000 2,000,000 939745GJ
Washington Motor Vehicle Fuel Tax Participating VRDN, Series 964701,
4.12% (Liquidity Facility Citibank, NY, NA) (b)   18,015,000
18,015,000  269896TX
Washington Pub. Pwr. Supply Sys.:
Participating VRDN, Series PT-180, 4.19% (Liquidity Facility
 Bayerische Hypotheken und Wechsel Bank) (b)   3,100,000  3,100,000
939827B2
 Rev. Rfdg.:
 (Nuclear Proj. #1) Series 1993-1A2, 3.45%, LOC Bank of America
  Nat'l. Trust & Savings, NA, VRDN   10,100,000  10,100,000  939827UN
  Bonds (Nuclear Proj. #2) Series A, 4.75% 7/1/99   1,450,000
1,464,466  939828XX
  68,194,466
WEST VIRGINIA - 0.8%
Cabell County Commission (Life Care Facs. Foster Foundation) Series
1998
4.07%, LOC Huntington Nat'l. Bank, Columbus, Ohio, VRDN   5,100,000
5,100,000  12681MAB
Cabell County Nursing & Rehab Rev. (17th Street LP) Series 1993,
4.05%, LOC NationsBank, NA, VRDN   1,985,000  1,985,000  12681AAA
Grant County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.)
Series 1994, 3.35% 2/10/99, CP mode   2,300,000  2,300,000  38899BAN
Kanawha County Commercial Dev. Rev. Rfdg. (McJunkin Corp. Proj.)
Series 1991,
4.05%, LOC NationsBank NA, VRDN   3,735,000  3,735,000  48366LAA
West Virginia Build Commission (Davis & Elkins College Proj.)
4.07%, LOC Huntington Nat'l. Bank, Columbus, Ohio, VRDN   6,000,000
287807AA 6,000,000  287807AA
  19,120,000
WISCONSIN - 1.2%
Kenosha Unified School Dist. # 001 TRAN 3.38% 9/28/99   4,700,000
4,700,000  489836FY
Milwaukee Gen. Oblig. RAN Series 1998-A, 5% 2/25/99   4,500,000
4,527,653  602364YR
New Berlin School Dist. TRAN 3.75% 8/26/99   2,100,000  2,107,980
642305MF
Village of Rothschild Poll. Cont. Rev. (Weyherhaeuser Co. Proj.)
Series 1982, 4.06%, VRDN   2,400,000  2,400,000  778772AY
Wausau School Dist. TRAN 3.75% 9/22/99   2,000,000  2,005,247
943363GA
Wisconsin Gen. Oblig.:
RAN 4.50% 6/15/99   3,000,000  3,024,157  977056RB
 Series 1997 A, 3.45% 10/22/98 (Liquidity Facility Bank of Nova
Scotia, Commerzbank, AG) CP   4,032,000  4,032,000  9770539A
Wisconsin Health & Ed. Fac. Auth. Bonds (SSM Healthcare Sys.) Series
1998 B,
3.55% 2/11/99 (MBIA Insured) (Liquidity Facility First Nat'l. Bank,
Chicago, Illinois) CP mode   5,000,000  5,000,000  9771049M
  27,797,037
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
WYOMING - 0.9%
Converse County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Pacificorp Proj.) Series 1992,
3.55% 10/30/98, LOC United Bank of Switzerland, AG, CP mode $ 12,000,000 $ 12,000,000 2124919W
Sublette County Poll. Cont. Rev. (Exxon Proj.) Series 1984, 4.10%,
VRDN   2,550,000  2,550,000  864283AA
Sweetwater County Poll. Cont. Rev. Rfdg. Bonds (Pacificorp Proj.) Series 1992 B, 3.55%, LOC United Bank of Switzerland, AG, CP mode 3,305,000 3,305,000 864283AA
Wyoming Commty. Dev. Auth. Participating VRDN, Series PT-112,
4.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)   2,220,000
2,220,000  98322PGH
  20,075,000
MULTIPLE STATES - 0.5%
Stephens Equity Trust #I Participating VRDN, Series 1996,
4.12%, LOC Bayerische Hypotheken und Wechsel Bank (b)   11,000,000
11,000,000  29477BAA
TOTAL INVESTMENTS - 100%  $ 2,387,044,500
Total Cost for Income Tax Purposes  $ 2,387,044,500
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
FRDN - Floating Rate Demand Notes
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At May 31, 1998, the fund had a capital loss carryforward of approximately $347,000 all of which will expire on May 31, 2005. TAX-EXEMPT PORTFOLIO
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE - SEE ACCOMPANYING SCHEDULE                 $ 2,387,044,500

RECEIVABLE FOR INVESTMENTS SOLD                                                 43,575,315

INTEREST RECEIVABLE                                                             12,027,395

 TOTAL ASSETS                                                                   2,442,647,210

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                        $ 69,420

PAYABLE FOR INVESTMENTS PURCHASED                                 109,602,548

SHARE TRANSACTIONS IN PROCESS                                     153,542

DISTRIBUTIONS PAYABLE                                             4,515,482

ACCRUED MANAGEMENT FEE                                            300,833

DISTRIBUTION FEES PAYABLE                                         15,432

OTHER PAYABLES AND                                                145,461
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                              114,802,718

NET ASSETS                                                                     $ 2,327,844,492

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                $ 2,328,114,348

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                             (269,901)

UNREALIZED GAIN FROM ACCRETION                                                  45
OF DISCOUNT

NET ASSETS                                                                     $ 2,327,844,492

CLASS I:                                                                        $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($2,235,818,817 (DIVIDED BY)
 2,236,078,003 SHARES)

CLASS II:                                                                       $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($50,464,247 (DIVIDED BY)
 50,470,088 SHARES)

CLASS III:                                                                      $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($41,561,428 (DIVIDED BY)
 41,566,257 SHARES)



STATEMENT OF OPERATIONS
                                 SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

INTEREST INCOME                                                     $ 43,187,269

EXPENSES

MANAGEMENT FEE                                         $ 2,364,239

TRANSFER AGENT FEES

 CLASS I                                                263,591

 CLASS II                                               5,695

 CLASS III                                              6,760

DISTRIBUTION FEES

 CLASS II                                               28,733

 CLASS III                                              56,781

ACCOUNTING FEES AND EXPENSES                            138,274

CUSTODIAN FEES AND EXPENSES                             72,631

REGISTRATION FEES

 CLASS I                                                78,327

 CLASS II                                               7,871

 CLASS III                                              8,140

AUDIT                                                   18,196

MISCELLANEOUS                                           8,412

 TOTAL EXPENSES BEFORE REDUCTIONS                       3,057,650

 EXPENSE REDUCTIONS                                     (636,755)    2,420,895

NET INTEREST INCOME                                                  40,766,374

REALIZED AND UNREALIZED GAIN (LOSS)                                  (13,769)
NET REALIZED GAIN (LOSS) ON
INVESTMENT SECURITIES

INCREASE (DECREASE) IN NET                                           45
UNREALIZED GAIN FROM ACCRETION
OF DISCOUNT

NET GAIN (LOSS)                                                      (13,724)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 40,752,650




STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                     SEPTEMBER 30, 1998  MARCH 31,
                                                                                     (UNAUDITED)         1998
OPERATIONS                                                                           $ 40,766,374        $ 80,770,114
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                             (13,769)             143,752

 INCREASE (DECREASE) IN NET UNREALIZED GAIN FROM ACCRETION OF DISCOUNT                45                   (104)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      40,752,650           80,913,762

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME:

 CLASS I                                                                              (39,404,864)         (78,055,074)

 CLASS II                                                                             (632,054)            (1,433,516)

 CLASS III                                                                            (729,456)            (1,281,524)

 TOTAL DISTRIBUTIONS                                                                  (40,766,374)         (80,770,114)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) AT NET ASSET VALUE OF $1.00 PER SHARE:

 CLASS I                                                                              99,945,984           113,557,163

 CLASS II                                                                             19,637,163           (29,425,399)

 CLASS III                                                                            4,290,004            10,958,613

 TOTAL SHARE TRANSACTIONS                                                             123,873,151          95,090,377

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                             123,859,427          95,234,025

NET ASSETS

 BEGINNING OF PERIOD                                                                  2,203,985,065        2,108,751,040

 END OF PERIOD                                                                       $ 2,327,844,492     $ 2,203,985,065



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





FINANCIAL HIGHLIGHTS - CLASS I
                                               SIX MONTHS ENDED   YEARS ENDED MARCH 31,    TEN MONTHS     YEAR ENDED
                                               SEPTEMBER 30, 1998                          ENDED           MAY 31,
                                                                                           MARCH 31,

SELECTED PER-SHARE DATA                        (UNAUDITED)        1998        1997         1996        1995        1994
NET ASSET VALUE, BEGINNING OF PERIOD           $1.000             $1.000      $1.000       $1.000      $1.000      $1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                            .017               .035        .033         .036        .027        .024

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                       (.017)             (.035)      (.033)       (.036)       (.027)     (.024)

NET ASSET VALUE, END OF PERIOD                 $1.000              $1.000      $1.000       $1.000      $1.000     $1.000

TOTAL RETURN B,  C                              1.76%               3.60%       3.40%        3.70%       2.74%      2.44%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)        $2,235,819          $2,135,884  $2,022,191  $1,806,918  $1,876,815 $2,390,663

RATIO OF EXPENSES TO AVERAGE NET ASSETS         .20% A, D           .20% D      .20% D       .19% D      .18% A, D  .18% D

RATIO OF NET INTEREST INCOME TO
AVERAGE NET ASSETS                              3.46% A             3.54%       3.34%        3.64%       3.20% A     2.41%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
  BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER
  (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).






FINANCIAL HIGHLIGHTS - CLASS II
                                                     SIX MONTHS ENDED       YEARS ENDED MARCH 31,
                                                     SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                              (UNAUDITED)         1998      1997      1996 E
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000             $ 1.000   $ 1.000   $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .017                .034      .032      .013

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.017)              (.034)    (.032)    (.013)

NET ASSET VALUE, END OF PERIOD                       $ 1.000             $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                                     1.68%               3.44%     3.25%     1.34%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 50,464            $ 30,829  $ 60,247  $ 968

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .36% A, D           .35% D    .35% D    .35% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.31% A             3.41%     3.21%     3.17% A





FINANCIAL HIGHLIGHTS - CLASS III
                                                     SIX MONTHS ENDED       YEARS ENDED MARCH 31,
                                                     SEPTEMBER 30, 1998

SELECTED PER-SHARE DATA                              (UNAUDITED)         1998      1997      1996 F
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000             $ 1.000   $ 1.000   $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .016                 .033      .031      .013

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.016)               (.033)    (.031)    (.013)

NET ASSET VALUE, END OF PERIOD                       $ 1.000             $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                                     1.63%                3.34%     3.14%     1.30%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 41,561            $ 37,272  $ 26,313  $ 988

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .45% A, D            .45% D    .45% D    .45% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.21% A              3.28%     3.09%     3.00% A





A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
  BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER
  (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31, 1996.
F FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH 31, 1996.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED SEPTEMBER 30, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Rated Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (formerly Treasury Only, Treasury, Government, Domestic, Rated Money Market, Money Market and Tax-Exempt, respectively) (the funds) are funds of Colchester Street Trust (formerly Fidelity Institutional Cash Portfolios for Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio and Money Market Portfolio; formerly Fidelity Money Market Trust for Rated Money Market Portfolio and formerly Fidelity Institutional Tax-Exempt Cash Portfolios for Tax-Exempt Portfolio) (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust and is authorized to issue an unlimited number of shares.
Each fund currently offers three classes of shares, Class I, Class II and Class III, each of which has equal rights as to assets and voting privileges except that each class bears different distribution and transfer agent expenses and certain registration fees. Each class has exclusive voting rights with respect to its distribution plans.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For Tax-Exempt Portfolio, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity. ALLOCATED EARNINGS AND EXPENSES. Interest income, expenses (other than expenses incurred under the Distribution and Service Plan, Transfer Agent Agreement and certain registration fees for each class) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon their relative net assets.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) for Money Market Portfolio, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Income dividends are declared separately for each class.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
3. JOINT TRADING ACCOUNT.
At the end of the period, the following funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED SEPTEMBER 18, 1998, DUE DECEMBER 16, 1998 AT 5.29%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $506,539,028
Aggregate market value of transferred assets $510,000,943
Coupon rates of transferred assets 0% to 5.63%
Maturity dates of transferred assets 10/15/98 to 5/15/01
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED SEPTEMBER 11, 1998, DUE DECEMBER 9, 1998 AT 5.36%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $180,000,000
Aggregate maturity amount of agreements $182,385,200
Aggregate market value of transferred assets $183,656,468
Coupon rates of transferred assets 0% to 8.75%
Maturity dates of transferred assets 12/31/98 to 5/15/17
DATED SEPTEMBER 10, 1998, DUE DECEMBER 9, 1998 AT 5.37%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $202,685,000
Aggregate market value of transferred assets $204,062,742
Coupon rates of transferred assets 0% to 8.75%
Maturity dates of transferred assets 12/31/98 to 5/15/17
DATED SEPTEMBER 30, 1998, DUE OCTOBER 1, 1998 AT 5.44%
Number of dealers or banks 2
Maximum amount with one dealer or bank 88.1%
Aggregate principal amount of agreements $210,000,000
Aggregate maturity amount of agreements $210,031,740
Aggregate market value of transferred assets $214,339,140
Coupon rates of transferred assets 0% to 14.25%
Maturity dates of transferred assets 11/27/98 to 8/15/27
DATED SEPTEMBER 2, 1998, DUE FEBRUARY 10, 1999 AT 5.48%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $102,450,778
Aggregate market value of transferred assets $102,009,071
Coupon rates of transferred assets 6% to 7.07%
Maturity dates of transferred assets 2/1/26 to 9/1/37
DATED AUGUST 14, 1998, DUE NOVEMBER 5, 1998 AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $504,621,528
Aggregate market value of transferred assets $510,156,856
Coupon rates of transferred assets 0% to 8.75%
Maturity dates of transferred assets 12/31/98 to 5/15/17
DATED AUGUST 14, 1998, DUE NOVEMBER 9, 1998 AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $300,000,000
Aggregate maturity amount of agreements $303,987,500
Aggregate market value of transferred assets $306,894,113
Coupon rates of transferred assets 0% to 8.75%
Maturity dates of transferred assets 12/31/98 to 5/15/17

DATED SEPTEMBER 3, 1998, DUE DECEMBER 2, 1998 AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $202,750,000
Aggregate market value of transferred assets $205,081,142
Coupon rates of transferred assets 6% to 8.50%
Maturity dates of transferred assets 11/1/07 to 7/1/28
DATED SEPTEMBER 30, 1998, DUE OCTOBER 1, 1998 AT 5.52%
Number of dealers or banks 8
Maximum amount with one dealer or bank 25.8%
Aggregate principal amount of agreements $724,020,000
Aggregate maturity amount of agreements $724,131,022
Aggregate market value of transferred assets $748,963,691
Coupon rates of transferred assets 0% to 14.25%
Maturity dates of transferred assets 10/22/98 to 8/15/27
DATED SEPTEMBER 3, 1998, DUE NOVEMBER 9, 1998 AT 5.52%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $101,027,333
Aggregate market value of transferred assets $102,000,000
Coupon rates of transferred assets 6% to 7.61%
Maturity dates of transferred assets 9/1/13 to 8/1/37
DATED SEPTEMBER 17, 1998, DUE OCTOBER 20, 1998 AT 5.53%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $400,000,000
Aggregate maturity amount of agreements $402,027,667
Aggregate market value of transferred assets $408,000,000
Coupon rates of transferred assets 6% to 7.61%
Maturity dates of transferred assets 9/1/13 to 8/1/37
DATED SEPTEMBER 18, 1998, DUE OCTOBER 23, 1998 AT 5.53%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $201,075,278
Aggregate market value of transferred assets $204,000,000
Coupon rates of transferred assets 6% to 7.61%
Maturity dates of transferred assets 9/1/13 to 8/1/37
DATED SEPTEMBER 30, 1998, DUE OCTOBER 1, 1998 AT 5.54%
Number of dealers or banks 20
Maximum amount with one dealer or bank 14.2%
Aggregate principal amount of agreements $7,304,826,000
Aggregate maturity amount of agreements $7,305,950,839
Aggregate market value of transferred assets $7,466,340,620
Coupon rates of transferred assets 0% to 14.25%
Maturity dates of transferred assets 10/22/98 to 11/15/27
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED SEPTEMBER 2, 1998, DUE OCTOBER 6, 1998 AT 5.55%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,524,167
Aggregate market value of transferred assets $102,536,433
Coupon rate of transferred assets 0%
Maturity dates of transferred assets 7/1/20 to 1/1/35
DATED AUGUST 20, 1998, DUE OCTOBER 19, 1998 AT 5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $201,853,333
Aggregate market value of transferred assets $205,893,869
Coupon rates of transferred assets 0% to 8%
Maturity dates of transferred assets 6/1/24 to 7/1/34
DATED AUGUST 27, 1998, DUE OCTOBER 27, 1998 AT 5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,942,111
Aggregate market value of transferred assets $102,961,772
Coupon rate of transferred assets 0%
Maturity dates of transferred assets 7/1/25 to 8/1/37
DATED AUGUST 10, 1998, DUE NOVEMBER 9, 1998 AT 5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $101,405,444
Aggregate market value of transferred assets $102,009,071
Coupon rates of transferred assets 6% to 7.07%
Maturity dates of transferred assets 2/1/26 to 9/1/37
DATED AUGUST 10, 1998, DUE NOVEMBER 9, 1998 AT 5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $50,000,000
Aggregate maturity amount of agreements $50,702,722
Aggregate market value of transferred assets $51,224,698
Coupon rates of transferred assets 6.50% to 7.50%
Maturity dates of transferred assets 1/1/18 to 4/1/28
DATED AUGUST 11, 1998, DUE FEBRUARY 8, 1999 AT 5.57%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $102,800,472
Aggregate market value of transferred assets $102,413,811
Coupon rates of transferred assets 8.50% to 9%
Maturity dates of transferred assets 5/15/16 to 2/15/28

DATED JULY 31, 1998, DUE OCTOBER 13, 1998 AT 5.58%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $101,147,000
Aggregate market value of transferred assets $103,169,972
Coupon rate of transferred assets 0%
Maturity dates of transferred assets 7/1/25 to 9/1/35
DATED AUGUST 3, 1998, DUE JANUARY 13, 1999 AT 5.60%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $102,535,556
Aggregate market value of transferred assets $102,000,000
Coupon rates of transferred assets 6% to 7.61%
Maturity dates of transferred assets 9/1/13 to 8/1/37
DATED SEPTEMBER 30, 1998, DUE OCTOBER 1, 1998 AT 5.75%
Number of dealers or banks 5
Maximum amount with one dealer or bank 34.0%
Aggregate principal amount of agreements $1,363,167,000
Aggregate maturity amount of agreements $1,363,384,853
Aggregate market value of transferred assets $1,396,178,777
Coupon rates of transferred assets 0% to 14%
Maturity dates of transferred assets 3/1/00 to 6/1/35
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .20% of average net assets.
SUB-ADVISER FEE. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans) of Class II and Class III, and in accordance with Rule 12b-1 of the 1940 Act, Class II and Class III pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee that is based on an annual rate of .15% and .25% of the average net assets, respectively. For the period, the distribution fees received by FDC on behalf of each class are shown on each fund's Statement of Operations. Of the fees paid to FDC by Class II of Treasury Portfolio, Class II of Government Portfolio, Class III of Treasury Only Portfolio, Class III of Treasury Portfolio, Class III of Government Portfolio and Class III of Money Market Portfolio approximately $7,000, $1,000, $3,000, $17,000, $14,000 and $4,000,
respectively, were retained by FDC. All of the fees paid to FDC by the remaining classes were paid to security dealers, banks and other financial institutions for selling Class II and Class III shares and providing shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans of Class I, Class II, and Class III, FMR may use its resources to pay administrative and promotional expenses related to the sale of each fund's class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize FMR to pay FDC for payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, FMR made payments through FDC to third parties under the Plans of approximately:
                        CLASS I    CLASS II    CLASS III
Treasury Only Portfolio $ 46,000   $ 1,000     $ 2,000
Treasury Portfolio      $ 30,000   $ 1,000     $ 10,000
Government Portfolio    $ 30,000   $ 1,000     $ 29,000
Domestic Portfolio      $ 5,000    $ -         $ 1,000
Rated Money Market
Portfolio               $ -        $ -         $ -
Money Market Portfolio  $ 36,000   $ 2,000     $ 11,000
Tax-Exempt Portfolio    $ 9,000    $ 1,000     $ 1,000
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt Portfolio. UMB Bank, n.a. (UMB) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. UMB has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives account fees and asset-based fees that vary according to account size. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
For the period, the transfer agent fees were equivalent to the following annualized rates as a percentage of average net assets:
                        CLASS I    CLASS II    CLASS III
Treasury Only Portfolio .03%       .03%        .03%
Treasury Portfolio      .03%       .03%        .03%
Government Portfolio    .02%       .03%        .03%
Domestic Portfolio      .02%       .04%        .03%
Rated Money Market
Portfolio               .04%       .00%        .01%
Money Market Portfolio  .02%       .03%        .03%
Tax-Exempt Portfolio    .02%       .03%        .03%
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt Portfolio. UMB also has a sub-contract with FSC to maintain Tax-Exempt Portfolio's accounting records. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees payable by Class II and Class III of each fund) above an annual rate of .20% (.18% for Money Market Portfolio) of average net assets. For the period, the reimbursement reduced expenses by the following:
                        CLASS I     CLASS II    CLASS III
Treasury Only Portfolio $ 252,058   $ 17,343    $ 27,259
Treasury Portfolio      $ 933,615   $ 89,821    $ 763,387
Government Portfolio    $ 984,662   $ 71,552    $ 195,996
Domestic Portfolio      $ 245,552   $ 17,316    $ 35,670
Rated Money Market
Portfolio               $ 158,679   $ 35,078    $ 45,253
Money Market
Portfolio               $ 2,852,106 $ 60,172    $ 172,153
Tax-Exempt Portfolio    $ 574,108   $ 15,821    $ 18,385
In addition, certain funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, custodian fees were reduced by $28,441 under the custodian arrangement for Tax-Exempt Portfolio.
6. BENEFICIAL INTEREST.
At the end of the period, certain shareholders were record owners of approximately 10% or more of the total outstanding shares of the following funds:
BENEFICIAL INTEREST
FUND  NUMBER OF SHAREHOLDERS % OWNERSHIP
Treasury Only Portfolio 3 40%
Treasury Portfolio 1 32%
Government Portfolio 1 15%
Rated Money Market Portfolio 1 14%
Tax-Exempt Portfolio 1 15%
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:


                                                         SIX MONTHS ENDED   YEAR ENDED
                                                         SEPTEMBER 30,      MARCH 31,

                                                         1998               1998
TREASURY ONLY PORTFOLIO CLASS I                          $ 1,348,410,072   $ 3,763,808,828
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    6,364,005         12,396,796

SHARES REDEEMED                                           (1,372,641,019)   (3,990,429,016)

NET INCREASE (DECREASE)                                  $ (17,866,942)    $ (214,223,392)

TREASURY ONLY PORTFOLIO CLASS II                         $ 121,241,050     $ 353,599,058
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    717,065           1,098,235

SHARES REDEEMED                                           (108,042,481)     (374,357,881)

NET INCREASE (DECREASE)                                  $ 13,915,634      $ (19,660,588)

TREASURY ONLY PORTFOLIO CLASS III                        $ 213,518,058     $ 458,981,861
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    1,136,356         1,415,477

SHARES REDEEMED                                           (234,538,614)     (395,939,453)

NET INCREASE (DECREASE)                                  $ (19,884,200)    $ 64,457,885



TREASURY PORTFOLIO CLASS I                               $ 32,514,629,231   $ 56,382,827,620
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    50,170,219         104,974,998

SHARES REDEEMED                                           (32,417,010,927)   (57,587,789,160)

NET INCREASE (DECREASE)                                  $ 147,788,523      $ (1,099,986,542)

TREASURY PORTFOLIO CLASS II                              $ 2,609,783,813    $ 11,473,941,319
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    2,111,179          3,111,085

SHARES REDEEMED                                           (2,668,465,817)    (11,156,445,957)

NET INCREASE (DECREASE)                                  $ (56,570,825)     $ 320,606,447

TREASURY PORTFOLIO CLASS III                             $ 18,365,705,763   $ 31,755,413,322
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    16,854,240         37,736,905

SHARES REDEEMED                                           (17,128,402,761)   (32,418,433,085)

NET INCREASE (DECREASE)                                  $ 1,254,157,242    $ (625,282,858)



GOVERNMENT PORTFOLIO CLASS I                             $ 16,451,261,809   $ 32,090,184,246
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    45,838,086         77,830,952

SHARES REDEEMED                                           (16,038,165,973)   (31,450,409,491)

NET INCREASE (DECREASE)                                  $ 458,933,922      $ 717,605,707

GOVERNMENT PORTFOLIO CLASS II                            $ 1,402,053,759    $ 2,201,077,655
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    3,513,766          3,539,770

SHARES REDEEMED                                           (1,376,401,227)    (2,161,302,172)

NET INCREASE (DECREASE)                                  $ 29,166,298       $ 43,315,253

GOVERNMENT PORTFOLIO CLASS III                           $ 4,477,570,995    $ 8,833,518,097
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    12,404,834         28,319,356

SHARES REDEEMED                                           (4,570,273,554)    (8,846,243,887)

NET INCREASE (DECREASE)                                  $ (80,297,725)     $ 15,593,566




7. SHARE TRANSACTIONS - CONTINUED
                                                         SIX MONTHS ENDED   YEAR ENDED
                                                         SEPTEMBER 30,      MARCH 31,

                                                         1998               1998
DOMESTIC PORTFOLIO CLASS I                               $ 5,572,690,393    $ 13,489,220,102
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    18,448,348         35,344,269

SHARES REDEEMED                                           (5,636,300,648)    (13,273,276,636)

NET INCREASE (DECREASE)                                  $ (45,161,907)     $ 251,287,735

DOMESTIC PORTFOLIO CLASS II                              $ 446,137,009      $ 289,381,235
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    945,511            374,388

SHARES REDEEMED                                           (435,076,047)      (259,533,241)

NET INCREASE (DECREASE)                                  $ 12,006,473       $ 30,222,382

DOMESTIC PORTFOLIO CLASS III                             $ 405,519,448      $ 807,974,724
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    1,908,669          2,910,394

SHARES REDEEMED                                           (375,047,398)      (859,302,969)

NET INCREASE (DECREASE)                                  $ 32,380,719       $ (48,417,851)

RATED MONEY MARKET PORTFOLIO CLASS I                     $ 1,196,980,506    $ 2,739,637,975
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    7,802,106          15,109,212

SHARES REDEEMED                                           (1,231,004,727)    (2,763,814,126)

NET INCREASE (DECREASE)                                  $ (26,222,115)     $ (9,066,939)

RATED MONEY MARKET PORTFOLIO CLASS II                    $ 393,721,168      $ 478,273,085
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    1,680,732          1,451,336

SHARES REDEEMED                                           (294,173,231)      (470,566,779)

NET INCREASE (DECREASE)                                  $ 101,228,669      $ 9,157,642

RATED MONEY MARKET PORTFOLIO CLASS III                   $ 1,063,538,589    $ 527,119,170
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    3,004,476          2,304,718

SHARES REDEEMED                                           (976,036,411)      (470,679,681)

NET INCREASE (DECREASE)                                  $ 90,506,654       $ 58,744,207

MONEY MARKET PORTFOLIO CLASS I                           $ 40,348,957,061   $ 65,588,662,837
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    190,862,991        336,986,110

SHARES REDEEMED                                           (40,051,067,716)   (65,255,552,989)

NET INCREASE (DECREASE)                                  $ 488,752,336      $ 670,095,958

MONEY MARKET PORTFOLIO CLASS II                          $ 739,509,651      $ 1,181,841,213
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    3,708,258          4,744,814

SHARES REDEEMED                                           (583,626,340)      (1,268,195,640)

NET INCREASE (DECREASE)                                  $ 159,591,569      $ (81,609,613)

MONEY MARKET PORTFOLIO CLASS III                         $ 2,045,624,881    $ 4,398,573,161
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    11,026,845         22,812,626

SHARES REDEEMED                                           (2,067,526,258)    (4,377,611,537)

NET INCREASE (DECREASE)                                  $ (10,874,532)     $ 43,774,250




7. SHARE TRANSACTIONS - CONTINUED
                                                         SIX MONTHS ENDED   YEAR ENDED
                                                         SEPTEMBER 30,      MARCH 31,

                                                         1998               1998
TAX-EXEMPT PORTFOLIO CLASS I                             $ 5,176,120,208   $ 11,327,645,715
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    9,847,737         20,424,015

SHARES REDEEMED                                           (5,086,021,961)   (11,234,512,567)

NET INCREASE (DECREASE)                                  $ 99,945,984      $ 113,557,163

TAX-EXEMPT PORTFOLIO CLASS II                            $ 189,768,346     $ 370,381,704
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    590,286           1,356,603

SHARES REDEEMED                                           (170,721,469)     (401,163,706)

NET INCREASE (DECREASE)                                  $ 19,637,163      $ (29,425,399)

TAX-EXEMPT PORTFOLIO CLASS III                           $ 89,084,783      $ 164,781,646
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    628,439           1,159,670

SHARES REDEEMED                                           (85,423,218)      (154,982,703)

NET INCREASE (DECREASE)                                  $ 4,290,004       $ 10,958,613


8. PROPOSED REORGANIZATION.
The Board of Trustees has approved Agreements and Plans of Reorganization ("Agreements") between Domestic Portfolio ("Acquiring Fund") and Rated Money Market Portfolio ("Target Fund") ("Reorganization"). The Agreements provide for the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange solely for the number of shares of the Acquiring Fund equal in number to the outstanding shares of the Target Fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective. The Agreements also provide for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. A Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the Target Fund to which the Reorganization relates. A Special Meeting of Shareholders ("Meeting") of the Target Fund will be held on December 16, 1998 to vote on the Agreements. A detailed description of the proposed transactions and voting information was sent to shareholders of the Target Fund in October 1998. If the Agreements are approved at the Meeting, the Reorganization is expected to become effective on or about January 21, 1999.
Effective October 19, 1998, shares of Rated Money Market Portfolio are no longer available for purchase or exchange to new accounts of the fund pending the proposed Reorganization. However, existing shareholders of the fund can continue to purchase shares of the fund. INVESTMENT ADVISER
Fidelity Management & Research Company
Boston MA
INVESTMENT SUB-ADVISER
Fidelity Investments Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert K. Duby, Vice President - MONEY MARKET PORTFOLIO
Robert A. Litterest, Vice President - GOVERNMENT PORTFOLIO,
 TREASURY ONLY PORTFOLIO AND TREASURY PORTFOLIO
Scott A. Orr, Vice President - TAX-EXEMPT PORTFOLIO
John J. Todd, Vice President - DOMESTIC PORTFOLIO AND
 RATED MONEY MARKET PORTFOLIO
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
FIMM-SANN-1198  64699
1.537280.101
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
 TREASURY ONLY PORTFOLIO, TREASURY PORTFOLIO,
 GOVERNMENT PORTFOLIO, DOMESTIC PORTFOLIO,
 MONEY MARKET PORTFOLIO AND RATED MONEY MARKET PORTFOLIO
UMB Bank, n.a.
Kansas City, MO
 TAX-EXEMPT PORTFOLIO
CUSTODIANS
The Bank of New York
New York, NY
 TREASURY ONLY PORTFOLIO, TREASURY PORTFOLIO,
 GOVERNMENT PORTFOLIO, DOMESTIC PORTFOLIO,
 MONEY MARKET PORTFOLIO AND RATED MONEY MARKET PORTFOLIO
UMB Bank, n.a.
Kansas City, MO
 TAX-EXEMPT PORTFOLIO
(FIDELITY_LOGO_GRAPHIC) Fidelity Investments (Registered Trademark) Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com